UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 10/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Federal
Tax-Free Income Fund
October 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended October 31, 2022, the U.S.
economy showed mixed results as it continued to recover
from the COVID-19 pandemic amid declining unemployment
and rising wages and personal consumption. U.S. gross
domestic product (GDP) contracted in 2022’s second quarter
due to declines in inventory and business investment but
grew in the third quarter as the trade deficit narrowed and
consumer spending continued to expand. Inflation increased
during the six-month period, influenced by pandemic-related
supply-chain issues, higher energy prices, Russia’s invasion of Ukraine and broader price pressures.
To combat high inflation, the U.S. Federal Reserve raised
the federal funds rate by 0.50% in May, and 0.75% in each
of June, July and September, for a total of 2.75%, increasing the rate from 0.50% to 3.25% during the period. The Federal
Reserve also stated its intention to continue reducing its U.S.
Treasury, government agency debt and agency mortgage-
backed securities holdings, and anticipated future federal
funds rate increases would be appropriate. Shortly after the reporting period, the Federal Reserve raised the federal
funds rate again by 0.75% at its November 2022 meeting,
increasing the rate to 4.00%.
During the six-month period ended October 31, 2022,
municipal bonds, as measured by the Bloomberg Municipal
Bond Index, posted a -4.43% total return, influenced
by high levels of fixed income market volatility, tighter
monetary policy and risk-off sentiment that led to outflows
from municipals.

Municipal bond fundamentals remained
strong, however, given prudent fiscal management and
many issuers reporting budget surpluses for 2022 as federal
government transfers boosted revenues.
Franklin Federal Tax-Free Income Fund’s semiannual report
includes more detail about municipal bond market conditions
and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com , you can find updated
commentary by our municipal bond team. Municipal bonds
provide tax-free income and diversification from equities.
Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly
by their compounding tax-free income component. As you
know, all securities markets fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Federal Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of October
31, 2022, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Franklin Federal Tax-Free Income Fund 3
Performance Summary 5
Your Fund’s Expenses 7
Financial Highlights and Schedule of Investments 8
Financial Statements 46
Notes to Financial Statements 50
Shareholder Information 58
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Franklin Federal Tax-Free Income Fund
This semiannual report for Franklin Federal Tax-Free Income
Fund covers the period ended October 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal income taxes as is consistent
with prudent investment management and the preservation
of shareholders’ capital by normally investing at least 80% of its total assets in investment-grade municipal securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.97 on April 30, 2022, to $10.04
on October 31, 2022. The Fund’s Class A shares paid
dividends totaling 16.3493 cents per share for the reporting period.
2
The Performance Summary beginning on page 5
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 3.11% based on an
annualization of October’s 2.7029 cents per share dividend
and the maximum offering price of $10.43 on October 31,
2022. An investor in the 2022 maximum federal personal
income tax bracket of 37.00% (plus 3.80% Medicare tax)
would need to earn a distribution rate of 5.25% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*Does not include cash and cash equivalents.
Municipal Bond Market Overview
During the six months ending October 31, 2022, U.S.
consumer inflation continued its unchecked rise as expanded
consumer spending was met with the ongoing impact of
slow-to-improve global supply chains. In response, the U.S.
Federal Reserve raised short-term interest rates a total of
275 basis points (bps) during the period under review, with
the promise of additional hikes through the remainder of
2022. U.S. Treasury (UST) yields moved much higher over
the past six months, with the benchmark 10-year UST yield
(which moves inversely to price) gaining 112 bps to end the
period at 4.05%.
The main drivers of municipal bond (muni) performance
have been rising UST yields and flows out of the asset class.
Higher overall fixed income market volatility has driven
investors away from most spread sectors, especially those
with longer-maturity profiles, including munis. Net supply
of munis has been limited as issuers face higher all-in
financing costs. Moving into a potential economic slowdown,
muni fundamentals remained positive amid prudent fiscal
management.
Portfolio Composition
10/31/22
% of Total
Investments*
Health Care 19.34%
Transportation 18.08%
Utilities 14.11%
Special Tax 8.20%
Housing 8.07%
Industrial Dev. Revenue and Pollution Control 7.69%
Lease 6.00%
Education 5.94%
Local 4.97%
Refunded 3.79%
State General Obligation 3.46%
Other Revenue Bonds 0.35%
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
13
.

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Semiannual Report
For the six-month period, U.S. fixed income sectors had
mixed performance relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a -5.50% total
return for the period.
3
Investment-grade munis, as measured
by the Bloomberg Municipal Bond Index, posted a -4.43%
total return, while USTs, as measured by the Bloomberg
U.S. Treasury Index, posted a -6.24% total return, and
investment-grade corporate bonds, as measured by the
Bloomberg U.S. Corporate Bond Investment Grade Index,
posted a -7.82% total return.
3
Investment Strategy
We select securities that we believe provide the best balance between risk and return within the Fund’s range of allowable investments and typically use a buy-and-hold strategy. This
means we generally hold securities in the Fund’s portfolio for income purposes, rather than trading securities for capital
gains, although we may sell a security at any time if we
believe it could help the Fund meet its goal.
Manager’s Discussion
Our relative value-oriented approach of investing primarily
for income and preservation of principal, when combined
with a positive-sloping municipal yield curve, in which yields for longer-term bonds are higher than those for shorter-
term bonds, led us to favor longer-term bonds during the
period under review. Consistent with our strategy, we
sought to remain invested in bonds ranging from 20 to 30
years in maturity with good call features. Our relative-value, income-oriented philosophy also led the Fund to invest in
credit driven securities rated A and below as credit spreads widened, which provided both income and performance
during the reporting period. We believe our disciplined
relative value approach can help us achieve high, current,
tax-free income for shareholders.
Thank you for your continued participation in Franklin
Federal Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of October 31, 2022
Franklin Federal Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month -7.06% -10.55%
1-Year -15.26% -18.44%
5-Year -2.46% -1.25%
10-Year +10.70% +0.64%
Advisor
6-Month -6.94% -6.94%
1-Year -15.10% -15.10%
5-Year -1.36% -0.27%
10-Year +12.57% +1.19%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 3.11% 5.25% 3.90% 6.59%
Advisor 3.47% 5.86% 4.30% 7.26%
See page 6 for Performance Summary footnotes.

Franklin Federal Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of proj-
ects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The
Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s October dividend and the maximum offering price (NAV for Advisor Class) per share on 10/31/22.
7. Taxable equivalent distribution rate and yield assume the 2022 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/22–10/31/22)
Share Class
Net Investment
Income
A $0.163493
A1 $0.171546
C $0.142002
R6 $0.179660
Advisor $0.176910
Total Annual Operating Expenses
9
Share Class
A 0.78%
Advisor 0.53%

Your Fund’s Expenses
Franklin Federal Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/22
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $929.40 $3.83 $1,021.24 $4.01 0.79%
A1 $1,000 $930.10 $3.10 $1,022.00 $3.24 0.64%
C $1,000 $927.50 $5.76 $1,019.23 $6.04 1.19%
R6 $1,000 $930.90 $2.36 $1,022.76 $2.47 0.49%
Advisor $1,000 $930.60 $2.60 $1,022.51 $2.73 0.54%

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
Year Ended
April 30, 2019
a
2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $10.97 $12.31 $11.60 $11.82 $11.62
Income from investment operations
b
:
Net investment income
c
......................... 0.17 0.31 0.33 0.35 0.25
Net realized and unrealized gains (losses) ........... (0.94) (1.35) 0.71 (0.22) 0.19
Total from investment operations .................... (0.77) (1.04) 1.04 0.13 0.44
Less distributions from:
Net investment income .......................... (0.16) (0.30) (0.33) (0.35) (0.24)
Net asset value, end of period ...................... $10.04 $10.97 $12.31 $11.60 $11.82
Total return
d
................................... (7.06)% (8.62)% 9.01% 1.07% 3.87%
Ratios to average net assets
e
Expenses
f
..................................... 0.79%
g
0.77%
g
0.78%
g
0.77% 0.78%
Net investment income ........................... 3.08% 2.56% 2.72% 2.96% 3.45%
Supplemental data
Net assets, end of period (000’s) .................... $1,744,821 $1,916,791 $1,770,979 $1,110,207 $567,500
Portfolio turnover rate ............................ 14.90% 22.08% 16.18% 20.23% 14.58%
a
For the period September 10, 2018 (effective date) to April 30, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.97 $12.31 $11.60 $11.82 $11.68 $12.02
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.33 0.35 0.37 0.42 0.44
Net realized and unrealized gains (losses) (0.93) (1.35) 0.70 (0.22) 0.16 (0.34)
Total from investment operations ........ (0.76) (1.02) 1.05 0.15 0.58 0.10
Less distributions from:
Net investment income .............. (0.17) (0.32) (0.34) (0.37) (0.44) (0.44)
Net asset value, end of period .......... $10.04 $10.97 $12.31 $11.60 $11.82 $11.68
Total return
c
....................... (6.99)% (8.48)% 9.17% 1.22% 5.06% 0.85%
Ratios to average net assets
d
Expenses ......................... 0.64%
e,f
0.63%
e,f
0.63%
e,f
0.62%
e
0.63%
e
0.63%
Net investment income ............... 3.22% 2.71% 2.89% 3.11% 3.60% 3.66%
Supplemental data
Net assets, end of period (000’s) ........ $5,278,042 $6,256,503 $6,919,289 $6,833,018 $7,821,881 $8,616,659
Portfolio turnover rate ................ 14.90% 22.08% 16.18% 20.23% 14.58% 16.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.96 $12.30 $11.59 $11.81 $11.68 $12.01
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.26 0.29 0.31 0.35 0.37
Net realized and unrealized gains (losses) (0.92) (1.34) 0.70 (0.22) 0.15 (0.32)
Total from investment operations ........ (0.78) (1.08) 0.99 0.09 0.50 0.05
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.28) (0.31) (0.37) (0.38)
Net asset value, end of period .......... $10.04 $10.96 $12.30 $11.59 $11.81 $11.68
Total return
c
....................... (7.25)% (8.99)% 8.58% 0.67% 4.39% 0.37%
Ratios to average net assets
d
Expenses ......................... 1.19%
e,f
1.18%
e,f
1.18%
e,f
1.17%
e
1.18%
e
1.18%
Net investment income ............... 2.67% 2.15% 2.35% 2.56% 3.05% 3.11%
Supplemental data
Net assets, end of period (000’s) ........ $264,542 $340,772 $543,196 $657,344 $841,909 $1,220,402
Portfolio turnover rate ................ 14.90% 22.08% 16.18% 20.23% 14.58% 16.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
Year Ended
April 30, 2018
a
2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.98 $12.32 $11.61 $11.83 $11.69 $12.03
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.35 0.37 0.39 0.44 0.34
Net realized and unrealized gains (losses) (0.93) (1.35) 0.70 (0.22) 0.15 (0.38)
Total from investment operations ........ (0.75) (1.00) 1.07 0.17 0.59 (0.04)
Less distributions from:
Net investment income .............. (0.18) (0.34) (0.36) (0.39) (0.45) (0.30)
Net asset value, end of period .......... $10.05 $10.98 $12.32 $11.61 $11.83 $11.69
Total return
d
....................... (6.91)% (8.35)% 9.31% 1.37% 5.19% (0.32)%
Ratios to average net assets
e
Expenses
f
......................... 0.49%
g
0.48%
g
0.49%
g
0.49%
g
0.49%
g
0.49%
Net investment income ............... 3.37% 2.88% 3.00% 3.24% 3.74% 3.80%
Supplemental data
Net assets, end of period (000’s) ........ $663,248 $761,716 $294,727 $196,774 $177,983 $365,406
Portfolio turnover rate ................ 14.90% 22.08% 16.18% 20.23% 14.58% 16.46%
a
For the period August 1, 2017 (effective date) to April 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.98 $12.32 $11.61 $11.83 $11.69 $12.03
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.34 0.36 0.38 0.43 0.45
Net realized and unrealized gains (losses) (0.93) (1.35) 0.71 (0.22) 0.16 (0.33)
Total from investment operations ........ (0.75) (1.01) 1.07 0.16 0.59 0.12
Less distributions from:
Net investment income .............. (0.18) (0.33) (0.36) (0.38) (0.45) (0.46)
Net asset value, end of period .......... $10.05 $10.98 $12.32 $11.61 $11.83 $11.69
Total return
c
....................... (6.94)% (8.39)% 9.27% 1.33% 5.15% 0.95%
Ratios to average net assets
d
Expenses ......................... 0.54%
e,f
0.52%
e,f
0.53%
e,f
0.52%
e
0.53%
e
0.53%
Net investment income ............... 3.32% 2.80% 2.98% 3.21% 3.70% 3.76%
Supplemental data
Net assets, end of period (000’s) ........ $1,082,981 $1,383,620 $1,829,553 $1,465,542 $1,210,861 $1,207,490
Portfolio turnover rate ................ 14.90% 22.08% 16.18% 20.23% 14.58% 16.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited), October 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Management Investment Companies 0.0%
†
Capital Markets 0.0%
†
a
Franklin Municipal Green Bond ETF ..................................... 83,000 $ 1,835,130
Total Management Investment Companies (Cost $2,255,733) .....................
1,835,130
Principal
Amount
a a a a
Corporate Bonds 0.1%
Software 0.1%
b
Haven at Elgin LLC ,
5.25%, 7/01/53 ................................................... $ 7,890,000 7,890,000
5.25%, 12/31/53 ................................................... 3,610,000 3,610,000
11,500,000
Total Corporate Bonds (Cost $11,500,000) ......................................
11,500,000
Municipal Bonds 98.9%
Alabama 1.8%
Alabama Public Health Care Authority (The) , State of Alabama Department of Public
Health , Revenue , 2015 , Refunding , 5% , 9/01/44 ........................... 17,085,000 17,304,149
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 10,000,000 9,874,167
c
Black Belt Energy Gas District ,
Revenue, 2021 B, Mandatory Put, 4%, 12/01/26 ........................... 17,290,000 16,649,592
Revenue, 2022 B-1, Mandatory Put, 4%, 10/01/27 ......................... 32,950,000 31,275,280
Revenue, 2022 F, Mandatory Put, 5.5%, 12/01/28 ......................... 24,715,000 24,975,444
Board of Water & Sewer Commissioners of the City of Mobile , Revenue , 2014 ,
Refunding , 5% , 1/01/36 ............................................. 11,300,000 11,315,718
Chilton County Health Care Authority , County of Chilton Sales Tax , Revenue , 2015 A ,
5% , 11/01/40 ..................................................... 8,425,000 8,200,079
d
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 14,000,000 9,982,993
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/45 .............. 3,500,000 2,955,534
c
Southeast Energy Authority A Cooperative District ,
Revenue, 2021 B, Mandatory Put, 4%, 12/01/31 ........................... 1,000,000 900,869
e
Revenue, 2022 A-1, Mandatory Put, 5.5%, 12/01/29 ........................ 12,850,000 12,996,372
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
5,000,000 4,965,528
Water Works Board of the City of Birmingham (The) , Revenue , 2013 B , Pre-Refunded ,
5% , 1/01/43 ...................................................... 8,000,000 8,024,325
159,420,050
Alaska 0.4%
Alaska Municipal Bond Bank Authority ,
Revenue, 2015, Refunding, 5.25%, 10/01/36 ............................. 16,045,000 16,459,542
Revenue, 2015, Refunding, 5%, 10/01/39 ................................ 12,950,000 13,193,030
Northern Tobacco Securitization Corp. ,
Revenue, Senior Lien, 2021 A, 1, Refunding, 4%, 6/01/50 ................... 3,250,000 2,554,276
Revenue, Senior Lien, 2021 B-1, 2, Refunding, 0.5%, 6/01/31 ................ 170,000 167,342
Revenue, Senior Lien, 2021 B-1, 2, Refunding, 4%, 6/01/50 .................. 2,000,000 1,856,008
34,230,198
Arizona 2.3%
Arizona Industrial Development Authority ,
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/32 ............ 205,000 200,252
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/33 ............ 220,000 212,860
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/34 ............ 230,000 200,610
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/35 ............ 235,000 202,113
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/36 ............ 220,000 187,047

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/41 ............ $ 720,000 $ 569,004
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/51 ............ 550,000 393,595
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/61 ............ 6,050,000 4,096,273
Leman Academy of Excellence Obligated Group, Revenue, 2022 A, Refunding, 4.5%,
7/01/54 ........................................................ 10,000,000 7,938,120
Arizona State University , Revenue , 2016 C , 5% , 7/01/42 ......................
9,000,000 9,295,944
c
Chandler Industrial Development Authority , Intel Corp. , Revenue , 2019 , Mandatory Put ,
5% , 6/03/24 ...................................................... 15,000,000 15,008,907
City of Lake Havasu City , Wastewater System , Revenue , 2015 B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 15,000,000 15,413,963
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 25,000,000 21,819,785
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/49 ........................ 5,000,000 4,761,270
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 4%, 7/01/45 .................................................. 14,985,000 12,040,107
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/32 ........................................................ 6,000,000 6,715,933
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/34 ........................................................ 5,000,000 5,614,937
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/35 ........................................................ 9,860,000 11,095,195
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2020 A , 5% , 5/15/56 ........................................ 10,000,000 8,338,347
Glendale Municipal Property Corp. , City of Glendale Excise Tax , Revenue , 2012 C ,
Refunding , 5% , 7/01/38 ............................................. 15,500,000 15,528,334
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, 2019 F, 4%, 1/01/45 ............... 25,000,000 21,338,400
Banner Health Obligated Group, Revenue, A, 4%, 1/01/41 ................... 10,000,000 8,996,689
Christian Care Obligated Group, Revenue, 2016 A, Pre-Refunded, 5%, 1/01/36 ... 5,000,000 5,221,944
Maricopa County Pollution Control Corp. ,
El Paso Electric Co., Revenue, 2009 A, Refunding, 3.6%, 2/01/40 ............. 19,500,000 15,761,010
Southern California Edison Co., Revenue, 2000 A, Refunding, 2.4%, 6/01/35 ..... 5,000,000 3,661,729
University of Arizona (The) , Revenue , 2014 , 5% , 8/01/44 ......................
10,000,000 10,100,023
204,712,391
Arkansas 0.2%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/40 ........................................................ 1,100,000 1,025,589
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/44 ........................................................ 5,000,000 4,553,108
University of Arkansas ,
Fayetteville, Revenue, 2017, 5%, 11/01/47 ............................... 6,500,000 6,618,666
Fayetteville, Revenue, 2019 A, Refunding, 5%, 11/01/49 ..................... 3,000,000 3,065,511
15,262,874
California 6.9%
d
Align Affordable Housing Bond Fund LP , Coronado Springs Tower LLC , Revenue ,
144A, 2020-2 , A , 4% , 9/01/27 ......................................... 17,835,000 16,740,644
c
ARC70 II TRUST , Revenue , 2021-1 , A , Mandatory Put , 4% , 12/01/37 ............ 11,260,000 8,954,254
c
California Community Choice Financing Authority , Revenue , 2022 A-1 , Mandatory Put ,
4% , 8/01/28 ...................................................... 15,000,000 14,414,178
d
California Community Housing Agency ,
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... 20,600,000 15,452,095
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 17,850,000 13,393,799

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d
California Community Housing Agency, (continued)
K Street Flats, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ...................... $ 10,000,000 $ 5,755,183
California Infrastructure & Economic Development Bank , State of California Department
of Transportation Seismic Surcharge , Revenue, First Lien , 2003 A , Pre-Refunded ,
AMBAC Insured , 5% , 7/01/33 ......................................... 24,500,000 26,558,211
f
California Statewide Communities Development Authority ,
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5%,
8/15/42 ........................................................ 425,000 417,906
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.125%,
8/15/47 ........................................................ 620,000 606,167
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.25%,
8/15/52 ........................................................ 7,815,000 7,739,856
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.375%,
8/15/57 ........................................................ 12,495,000 12,417,742
d
CMFA Special Finance Agency ,
Latitude33, Revenue, 144A, 2021 A-1, 3%, 12/01/56 ....................... 12,000,000 7,017,442
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 5,300,000 3,968,814
d
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 19,092,693
d
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 17,130,179
Corona-Norco Unified School District ,
GO, C, AGMC Insured, 6.2%, 8/01/29 .................................. 3,250,000 3,647,131
GO, C, Pre-Refunded, AGMC Insured, 6.8%, 8/01/39 ....................... 8,500,000 9,783,619
GO, C, AGMC Insured, Zero Cpn ., 8/01/39 ............................... 7,500,000 3,210,291
d
CSCDA Community Improvement Authority ,
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-1, 3.6%, 5/01/47 ....... 10,000,000 7,319,612
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-2, 3.25%, 5/01/57 ...... 12,500,000 7,926,829
Acacia on Santa Rosa Creek, Revenue, Senior Lien, 144A, 2021 A, 4%, 10/01/56 . 13,000,000 9,729,823
Crescent (The), Revenue, Senior Lien, 144A, 2022 A-2, 4.3%, 7/01/59 .......... 13,700,000 10,326,312
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ 10,000,000 6,280,768
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 3,105,000 2,413,701
Monterey Station Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 7/01/43 . 7,855,000 5,387,500
Park Crossing Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 12/01/58 . 18,750,000 11,399,239
Vineyard Garden Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 10/01/58 14,000,000 8,527,473
Waterscape Apartments, Revenue, Senior Lien, 144A, 2021 A, 3%, 9/01/56 ...... 1,670,000 988,655
Westgate Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/47 ...... 15,000,000 10,171,846
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 12/01/49 ... 30,000,000 18,165,045
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 4%, 12/01/58 ... 25,000,000 16,691,215
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 20,000,000 20,666,882
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn ., 1/15/30 .............. 15,475,000 15,853,536
Revenue, 2013 A, Refunding, Zero Cpn ., 1/15/42 .......................... 20,000,000 20,292,596
Los Angeles Department of Water & Power , Power System , Revenue , 2013 B , 5% ,
7/01/31 ......................................................... 20,000,000 20,216,490
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
12,500,000 14,251,014
New Haven Unified School District ,
GO, 2009, AGMC Insured, Zero Cpn ., 8/01/31 ............................ 2,055,000 1,454,141
GO, 2009, AGMC Insured, Zero Cpn ., 8/01/32 ............................ 7,830,000 5,270,197
GO, 2009, AGMC Insured, Zero Cpn ., 8/01/33 ............................ 7,660,000 4,900,715
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/24 .................................... 2,135,000 2,096,175
COP, 2020, Refunding, 4%, 9/15/25 .................................... 2,120,000 2,056,183
COP, 2020, Refunding, 4%, 9/15/27 .................................... 2,400,000 2,268,233
COP, 2020, Refunding, 4%, 9/15/28 .................................... 2,095,000 1,955,614
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn ., 8/01/36 ......
20,000,000 10,128,060

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Airport Comm -San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... $ 39,805,000 $ 38,239,788
San Joaquin Hills Transportation Corridor Agency , Revenue, Senior Lien , 1993 , ETM,
Zero Cpn ., 1/01/23 ................................................. 7,000,000 6,962,192
San Jose Unified School District , GO , 2018 E , 4% , 8/01/42 ....................
10,600,000 9,862,511
San Mateo Foster City School District , GO , A , Zero Cpn ., 8/01/42 ...............
50,000,000 46,658,620
San Mateo Union High School District ,
GO, 2011 A, Zero Cpn ., 9/01/33 ....................................... 6,065,000 5,110,276
GO, 2011 A, Zero Cpn ., 9/01/41 ....................................... 20,000,000 17,577,274
Santa Ana Unified School District ,
GO, 2009 B, AGMC Insured, Zero Cpn ., 8/01/35 ........................... 10,000,000 5,575,982
GO, 2009 B, AGMC Insured, Zero Cpn ., 8/01/36 ........................... 18,865,000 9,970,369
GO, 2009 B, AGMC Insured, Zero Cpn ., 8/01/37 ........................... 10,000,000 4,992,474
Santa Monica-Malibu Unified School District , GO , A , 4% , 8/01/44 ...............
9,360,000 8,654,810
State of California ,
GO, 5.9%, 4/01/23 ................................................. 300,000 303,475
GO, 2002, NATL Insured, 5%, 10/01/32 ................................. 20,000 20,032
West Contra Costa Unified School District ,
GO, C-1, Refunding, AGMC Insured, Zero Cpn ., 8/01/29 .................... 10,000,000 7,644,831
GO, C-1, Refunding, AGMC Insured, Zero Cpn ., 8/01/30 .................... 20,845,000 15,212,027
GO, C-1, Refunding, AGMC Insured, Zero Cpn ., 8/01/31 .................... 20,000,000 13,875,962
GO, C-1, Refunding, AGMC Insured, Zero Cpn ., 8/01/32 .................... 10,730,000 7,065,284
620,763,965
Colorado 2.8%
City & County of Denver ,
Airport System, Revenue, 1992 C, NATL Insured, ETM, 6.125%, 11/15/25 ....... 3,590,000 3,792,066
Airport System, Revenue, 2013 B, 5.25%, 11/15/33 ........................ 16,405,000 16,579,037
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/37 .................. 10,000,000 9,868,023
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/38 .................. 2,000,000 1,961,156
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/43 .................. 11,000,000 10,622,268
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/48 .................. 10,000,000 9,526,073
Airport System, Revenue, 2018 A, Refunding, 5.25%, 12/01/48 ............... 26,000,000 25,677,168
Dedicated Excise Tax, Revenue, 2018 A-1, 5%, 8/01/48 ..................... 39,690,000 40,604,243
Dedicated Excise Tax, Revenue, 2018 A-2, Zero Cpn ., 8/01/35 ................ 2,000,000 1,089,197
Dedicated Excise Tax, Revenue, 2018 A-2, Zero Cpn ., 8/01/36 ................ 2,500,000 1,289,270
Dedicated Excise Tax, Revenue, 2018 A-2, Zero Cpn ., 8/01/37 ................ 2,455,000 1,194,032
Dedicated Excise Tax, Revenue, 2018 A-2, Zero Cpn ., 8/01/38 ................ 2,000,000 915,652
Colorado Educational & Cultural Facilities Authority , James Irwin Educational
Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/62 ................... 2,200,000 1,932,367
Colorado Health Facilities Authority ,
AdventHealth Obligated Group, Revenue, 2016 A, Refunding, 5%, 11/15/41 ...... 30,505,000 30,995,328
AdventHealth Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 12,000,000 12,012,155
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/41 ... 5,000,000 4,998,186
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/44 ... 10,200,000 9,983,330
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 13,000,000 10,136,799
CommonSpirit Health Obligated Group, Revenue, 2022 A, 5.25%, 11/01/52 ...... 10,500,000 10,399,598
Covenant Living Communities and Services Obligated Group, Revenue, 2020 A,
Refunding, 4%, 12/01/50 ........................................... 4,930,000 3,643,756
Intermountain Healthcare Obligated Group, Revenue, 2019 B, Refunding, 4%,
1/01/40 ........................................................ 10,000,000 9,169,827
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/45 ... 1,000,000 792,183
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... 3,000,000 2,219,994
Eagle River Water and Sanitation District , Revenue , 2020 A , AGMC Insured , 4% ,
12/01/45 ........................................................ 1,250,000 1,063,843
d
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,317,086
Park Creek Metropolitan District , Revenue, Senior Lien , 2018 A , 5% , 12/01/46 ......
2,875,000 2,955,058

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
$ 20,000,000 $ 22,596,016
Regional Transportation District , Denver Transit Partners LLC , Revenue , 2020 A ,
Refunding , 4% , 7/15/39 ............................................. 1,000,000 857,576
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
3.75%, 12/01/40 ................................................. 500,000 376,276
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
4.25%, 12/01/50 ................................................. 1,150,000 858,278
251,425,841
Connecticut 0.2%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/40 .......... 2,250,000 1,956,651
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/38 .......... 2,200,000 1,960,886
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/46 .......... 6,000,000 5,053,966
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 4%, 7/01/41 ... 5,000,000 4,171,197
University of Hartford (The), Revenue, 2022 P, 5.375%, 7/01/52 ............... 6,000,000 5,433,547
State of Connecticut , Special Tax , 2020 A , 4% , 5/01/39 .......................
1,650,000 1,540,363
20,116,610
Delaware 0.1%
County of Kent ,
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/40 ........................... 1,100,000 970,154
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/48 ........................... 1,485,000 1,240,816
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/53 ........................... 1,100,000 900,439
Delaware State Economic Development Authority ,
Newark Charter School, Inc., Revenue, 2021, Refunding, 4%, 9/01/41 .......... 1,600,000 1,353,561
Newark Charter School, Inc., Revenue, 2021, Refunding, 4%, 9/01/51 .......... 3,300,000 2,586,257
7,051,227
Florida 10.3%
Alachua County Health Facilities Authority ,
Oak Hammock at the University of Florida Obligated Group, Revenue, 2022,
Refunding, 4%, 10/01/40 ........................................... 2,500,000 2,009,817
Oak Hammock at the University of Florida Obligated Group, Revenue, 2022,
Refunding, 4%, 10/01/46 ........................................... 1,750,000 1,315,712
Brevard County Health Facilities Authority ,
Health First, Inc. Obligated Group, Revenue, 2014, Refunding, 5%, 4/01/39 ...... 5,000,000 5,108,703
Health First, Inc. Obligated Group, Revenue, 2022 A, Refunding, 5%, 4/01/52 ..... 10,000,000 9,563,477
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/31 ...... 1,500,000 1,473,506
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/32 ...... 1,100,000 1,067,332
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/35 ...... 1,000,000 951,493
Capital Trust Agency, Inc. ,
d
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 22,800,000 18,682,776
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/31 ................. 500,000 476,821
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/41 ................. 325,000 282,297
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/51 ................. 385,000 311,502
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/56 ................. 485,000 379,995
d
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 2,000,000 1,227,875
Central Florida Expressway Authority ,
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/39 ..................... 5,000,000 4,424,891
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/40 ..................... 5,825,000 5,092,514
Revenue, Senior Lien, 2018, 5%, 7/01/48 ................................ 16,000,000 16,173,083
Centre Lake Community Development District ,
Special Assessment, 2021, 3%, 5/01/42 ................................. 1,000,000 672,892
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,275,000 955,271

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
City of Atlantic Beach ,
Naval Continuing Care Retirement Foundation Obligated Group, Revenue, 2018 A,
5%, 11/15/38 ................................................... $ 1,105,000 $ 1,084,668
Naval Continuing Care Retirement Foundation Obligated Group, Revenue, 2018 A,
5%, 11/15/53 ................................................... 9,235,000 8,538,212
City of Cape Coral , Water & Sewer , Revenue , 2017 , Refunding , 5% , 10/01/39 ......
10,000,000 10,376,441
City of Cocoa , Water & Sewer , Revenue , 2018 B , 5% , 10/01/48 .................
10,325,000 10,759,577
City of Deltona , Utility System , Revenue , 2013 , Pre-Refunded , AGMC Insured , 5.125% ,
10/01/39 ........................................................ 5,000,000 5,082,495
City of Fort Myers , Utility System , Revenue , 2019 A , Refunding , 4% , 10/01/44 ......
7,000,000 6,110,906
City of Gainesville ,
Utilities System, Revenue, 2017 A, 5%, 10/01/37 .......................... 5,000,000 5,185,576
Utilities System, Revenue, 2019 A, 5%, 10/01/44 .......................... 23,780,000 24,263,521
Utilities System, Revenue, 2019 A, 5%, 10/01/47 .......................... 9,000,000 9,100,769
City of Jacksonville ,
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/45 .. 5,000,000 4,150,870
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 5%, 11/01/50 .. 15,000,000 14,482,989
City of Lakeland , Lakeland Regional Health Systems Obligated Group , Revenue , 2015 ,
5% , 11/15/45 ..................................................... 12,300,000 12,040,223
City of Melbourne ,
Water & Sewer, Revenue, 2000 A, FGIC Insured, ETM, Zero Cpn ., 10/01/26 ...... 1,500,000 1,307,086
Water & Sewer, Revenue, 2002 B, Refunding, NATL Insured, Zero Cpn ., 10/01/26 . 4,500,000 3,882,272
City of Miami Beach ,
Revenue, 2015 A, 5%, 9/01/40 ........................................ 11,000,000 11,202,552
Stormwater , Revenue, 2015, 5%, 9/01/41 ................................ 10,000,000 10,318,686
City of Palmetto , Renaissance Arts and Education, Inc. , Revenue , 2022 A , Refunding ,
5.25% , 6/01/52 ................................................... 3,000,000 2,703,792
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/50 ........................................................ 4,730,000 3,432,069
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2021 A, 4%, 9/01/56 . 10,150,000 6,993,443
City of South Miami Health Facilities Authority, Inc. ,
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 5,000,000 4,336,270
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/42 ........................................................ 21,500,000 21,193,513
City of St. Petersburg , Public Utility , Revenue , 2018 , Refunding , 4% , 10/01/43 ......
15,000,000 13,220,088
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2016
B, Refunding, 5%, 7/01/37 ......................................... 5,000,000 5,005,242
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/45 .................................................. 6,150,000 5,016,856
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/35 ............ 755,000 387,939
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/36 ............ 800,000 385,697
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/37 ............ 800,000 363,711
Collier County Educational Facilities Authority , Hodges University, Inc. , Revenue , 2013 ,
Pre-Refunded , 5.625% , 11/01/28 ...................................... 2,860,000 2,925,249
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 .....
15,000,000 12,390,636
County of Hillsborough , Wastewater Impact Fee , Revenue , 2021 , 4% , 5/01/37 ......
650,000 605,087
County of Lee , Airport , Revenue , 2021 B , 4% , 10/01/38 .......................
7,435,000 6,441,193
County of Miami-Dade ,
Aviation, Revenue, 2014 B, Refunding, 5%, 10/01/37 ....................... 10,000,000 10,029,158
Aviation, Revenue, 2017 B, Refunding, 5%, 10/01/40 ....................... 5,000,000 4,782,636
Aviation, Revenue, 2019 A, 5%, 10/01/49 ................................ 22,500,000 21,360,202
Aviation, Revenue, 2020 A, Refunding, 4%, 10/01/41 ....................... 4,950,000 4,281,763
Seaport Department, Revenue, 2013 A, Pre-Refunded, 6%, 10/01/38 ........... 10,000,000 10,241,269

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
County of Miami-Dade, (continued)
Transit System, Revenue, 2015, Refunding, 5%, 7/01/35 .................... $ 7,000,000 $ 7,243,393
Transit System, Revenue, 2018, 5%, 7/01/43 ............................. 10,000,000 10,256,277
Transit System, Revenue, 2018, 4%, 7/01/47 ............................. 5,000,000 4,128,015
Transit System, Revenue, 2020 A, 4%, 7/01/48 ........................... 5,000,000 4,105,211
Water & Sewer System, Revenue, 2019, 5%, 10/01/43 ...................... 5,000,000 5,117,557
Water & Sewer System, Revenue, 2019 B, 4%, 10/01/49 .................... 27,500,000 22,945,574
Water & Sewer System, Revenue, 2021, 4%, 10/01/38 ...................... 3,000,000 2,787,437
County of Monroe ,
Airport, Revenue, 2022, 5.25%, 10/01/47 ................................ 1,000,000 964,024
Airport, Revenue, 2022, 5%, 10/01/52 .................................. 1,500,000 1,367,164
County of Osceola , Transportation , Revenue , 2019 A-1 , Refunding , 5% , 10/01/49 ...
4,500,000 4,086,112
County of Seminole , Water & Sewer , Revenue , 2019 , Refunding , 4% , 10/01/40 .....
8,500,000 7,814,038
d
Epperson North Community Development District , Special Assessment , 144A, 2018
A-1 , 5.5% , 11/01/39 ................................................ 1,500,000 1,466,640
Escambia County Health Facilities Authority ,
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/36 . 10,165,000 9,991,404
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/40 . 4,000,000 3,848,864
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 4%, 8/15/45 . 19,465,000 15,345,729
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 4%, 8/15/50 . 18,985,000 14,436,562
Florida Development Finance Corp. ,
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/35 .......... 325,000 278,985
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/45 .......... 600,000 458,001
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/33 .................................................... 1,350,000 1,300,360
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/39 .................................................... 5,350,000 4,901,238
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/52 .................................................... 7,000,000 5,963,475
Florida Housing Finance Corp. , Revenue , 2020-1 , GNMA Insured , 2.75% , 7/01/50 ...
1,450,000 1,158,727
Fort Pierce Utilities Authority ,
Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 10/01/23 .................... 3,060,000 2,959,321
Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 10/01/24 .................... 2,560,000 2,382,385
Greater Orlando Aviation Authority , Revenue , 2019 A , 4% , 10/01/49 ..............
15,000,000 12,281,195
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 2,500,000 2,505,710
Heritage Harbour North Community Development District , Special Assessment , 2014 ,
5.125% , 5/01/45 ................................................... 2,170,000 2,028,792
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/45 ............. 1,515,000 1,319,377
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/50 ............. 1,800,000 1,524,107
Hillsborough County Aviation Authority ,
Revenue, 2015 A, 5%, 10/01/44 ....................................... 5,000,000 4,900,640
Revenue, 2018 A, 5%, 10/01/48 ....................................... 20,000,000 19,054,932
Revenue, 2018 E, 5%, 10/01/48 ....................................... 5,000,000 4,824,927
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020 A , 4% , 8/01/50 ....................... 6,500,000 4,935,470
Hollywood Beach Community Development District I , Special Assessment , 2020 ,
Refunding , 4% , 10/01/45 ............................................ 4,000,000 3,315,762
JEA Electric System ,
Revenue, 2020 A, Refunding, 4%, 10/01/35 .............................. 5,000,000 4,604,466
Revenue, 2020 A-3, Refunding, 4%, 10/01/38 ............................. 9,080,000 8,205,844
Revenue, 2020 A-3, Refunding, 4%, 10/01/39 ............................. 9,300,000 8,337,713
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2019 , 5% , 11/15/44 ................................................ 6,360,000 6,073,770
Lee Memorial Health System , Lee Memorial Health System Obligated Group , Revenue ,
2019 A-1 , Refunding , 5% , 4/01/44 ..................................... 4,220,000 4,131,834

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
d
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn ., 5/01/57 $ 27,000,000 $ 22,072,500
Miami Beach Redevelopment Agency ,
Tax Allocation, 2015 A, Refunding, AGMC Insured, 5%, 2/01/40 ............... 5,000,000 4,959,266
Tax Allocation, 2015 A 2015 B, Refunding, AGMC Insured, 5%, 2/01/44 ......... 12,000,000 11,584,819
Miami-Dade County Expressway Authority ,
Revenue, 2013 A, Refunding, 5%, 7/01/29 ............................... 10,000,000 10,011,544
Revenue, 2013 A, Refunding, 5%, 7/01/32 ............................... 6,375,000 6,380,267
Revenue, A, 5%, 7/01/40 ............................................ 49,035,000 48,404,802
Miami-Dade County Health Facilities Authority , Variety Children's Hospital Obligated
Group , Revenue , 2017 , Refunding , 4% , 8/01/47 ........................... 3,500,000 2,893,953
Mid-Bay Bridge Authority , Revenue , 2015 A , Refunding , 5% , 10/01/40 ............
5,000,000 4,900,830
Middleton Community Development District A , Special Assessment , 2022 , 6.2% ,
5/01/53 ......................................................... 5,000,000 4,892,837
North Sumter County Utility Dependent District ,
Revenue, Senior Lien, 2019, BAM Insured, 5%, 10/01/44 .................... 4,000,000 4,105,117
Revenue, Senior Lien, 2019, 5%, 10/01/49 ............................... 3,635,000 3,604,427
Revenue, Senior Lien, 2019, 5%, 10/01/54 ............................... 7,000,000 6,874,683
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/39 ..... 6,000,000 6,051,782
Orlando Health Obligated Group, Revenue, 2019 A, 5%, 10/01/47 ............. 10,000,000 9,524,845
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/41 ............................................ 5,000,000 5,187,421
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/47 ............................................ 14,000,000 14,524,779
Palm Beach County Educational Facilities Authority ,
Palm Beach Atlantic University Obligated Group, Revenue, 2021, Refunding, 4%,
10/01/41 ....................................................... 3,695,000 3,101,051
Palm Beach Atlantic University Obligated Group, Revenue, 2021, Refunding, 4%,
10/01/46 ....................................................... 7,570,000 6,068,199
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 B, 4%,
11/15/41 ....................................................... 500,000 407,056
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 B, 5%,
11/15/42 ....................................................... 1,000,000 935,116
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 B, 5%, 5/15/41 .... 5,000,000 4,364,117
Pine Ridge Plantation Community Development District ,
Special Assessment, Senior Lien, 2020 A-1, Refunding, AGMC Insured, 2.625%,
5/01/34 ........................................................ 1,200,000 902,203
Special Assessment, Senior Lien, 2020 A-1, Refunding, AGMC Insured, 2.8%,
5/01/37 ........................................................ 995,000 716,653
Reunion West Community Development District , Special Assessment , 2022 ,
Refunding , 3% , 5/01/36 ............................................. 1,250,000 935,710
River Hall Community Development District , Special Assessment , 2021 A-1 , Refunding ,
3% , 5/01/36 ...................................................... 750,000 561,426
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/37 ........................................................ 2,350,000 2,109,024
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/42 ........................................................ 1,600,000 1,379,854
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/47 ........................................................ 2,450,000 2,036,035
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/33 .............. 600,000 584,653
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/38 .............. 1,025,000 965,775
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/48 .............. 1,850,000 1,647,287
Sarasota County Public Hospital District ,
Obligated Group, Revenue, 2022, 4%, 7/01/52 ............................ 15,000,000 12,143,124

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Sarasota County Public Hospital District, (continued)
Sarasota County Public Hospital District Obligated Group, Revenue, 2018, 4%,
7/01/48 ........................................................ $ 10,000,000 $ 8,278,784
School District of Broward County , GO , 2022 , 5% , 7/01/51 .....................
26,045,000 27,003,868
South Broward Hospital District , South Broward Hospital District Obligated Group ,
Revenue , 2018 , 5% , 5/01/45 ......................................... 20,715,000 20,835,969
South Fork East Community Development District ,
Special Assessment, 2021, Refunding, 3%, 5/01/26 ........................ 100,000 92,983
Special Assessment, 2021, Refunding, 3%, 5/01/31 ........................ 250,000 209,259
Special Assessment, 2021, Refunding, 3%, 5/01/38 ........................ 600,000 431,051
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 7,250,000 5,759,686
State of Florida ,
GO, 1999 D, Refunding, 6%, 6/01/23 ................................... 32,500,000 33,035,330
GO, 2016 C, Refunding, 4%, 6/01/35 ................................... 5,340,000 5,323,995
GO, 2016 F, Refunding, 4%, 6/01/37 ................................... 8,000,000 7,907,169
Tampa Bay Water , Revenue , 2013 , 5% , 10/01/38 ...........................
10,000,000 10,082,747
Tampa Sports Authority , Revenue , 1995 , NATL Insured , 6.1% , 10/01/26 ...........
1,895,000 1,994,000
Tampa-Hillsborough County Expressway Authority , Revenue , 2017 , 5% , 7/01/47 ....
10,000,000 10,099,924
Timber Creek Southwest Community Development District ,
Special Assessment, 2020, 4%, 6/15/40 ................................. 1,000,000 833,336
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,000,000 1,525,533
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 5% , 10/01/46 ..........
5,000,000 5,210,881
Town of Palm Beach , GO , 2018 , 4% , 7/01/43 ..............................
5,000,000 4,538,398
University of North Florida Financing Corp. (The) , Revenue , 2016 , Refunding , AGMC
Insured , 5% , 11/01/35 .............................................. 5,000,000 5,247,066
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc., Revenue, 2017, Refunding, 5%, 10/15/42 1,500,000 1,518,005
Embry-Riddle Aeronautical University, Inc., Revenue, 2017, Refunding, 5%, 10/15/47 3,500,000 3,515,594
Embry-Riddle Aeronautical University, Inc., Revenue, 2020 A, Refunding, 5%,
10/15/49 ....................................................... 3,000,000 3,014,395
928,792,773
Georgia 4.0%
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/44 ............ 3,000,000 3,057,813
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/24 .. 6,385,000 6,426,302
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/25 .. 6,955,000 7,031,385
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 5,000,000 5,076,271
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/27 .. 5,000,000 5,095,045
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 15,040,000 12,764,278
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 15,800,000 14,482,664
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/40 ............... 29,500,000 30,011,439
Water & Wastewater, Revenue, 2018 A, Refunding, 5%, 11/01/40 .............. 4,655,000 4,808,425
Water & Wastewater, Revenue, 2018 A, Refunding, 5%, 11/01/41 .............. 4,845,000 4,999,869
Cobb County Kennestone Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2020 B , Refunding , 4% , 4/01/41 ............................... 50,000 43,656
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 10,000,000 9,840,735
Development Authority for Fulton County ,
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
7/01/46 ........................................................ 6,840,000 6,662,512
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2019 A, 4%, 7/01/49 ...... 20,000,000 16,122,622
WellStar Health System Obligated Group, Revenue, 2017, 5%, 4/01/47 ......... 5,000,000 4,784,448

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Development Authority of Burke County (The) ,
Oglethorpe Power Corp., Revenue, 2017, Refunding, 4.125%, 11/01/45 ......... $ 18,500,000 $ 14,898,045
Oglethorpe Power Corp., Revenue, 2017 C, Refunding, 4.125%, 11/01/45 ....... 2,500,000 2,013,249
d
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 39,080,000 28,812,375
Fayette County Hospital Authority ,
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2014 A, Refunding, 5%,
7/01/39 ........................................................ 11,420,000 11,443,681
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2016 A, 5%, 7/01/46 ...... 15,000,000 14,610,771
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 5,000,000 4,622,298
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2017 A , Refunding , 5% , 2/15/45 ................. 13,040,000 12,551,392
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 2,250,000 2,053,486
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/28 ...................................... 5,000,000 5,243,520
Revenue, 2019 A, 5%, 5/15/49 ........................................ 10,000,000 9,205,212
Revenue, 2021 C, 4%, 12/01/28 ....................................... 4,500,000 4,237,514
c
Revenue, 2021 C, Mandatory Put, 4%, 12/01/28 ........................... 16,500,000 15,458,744
c
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... 14,500,000 13,371,074
c
Revenue, 2022 B, Mandatory Put, 5%, 6/01/29 ............................ 10,000,000 9,816,174
c,d
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 49,155,000 45,415,779
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, Refunding, 5%, 1/01/44 ............................... 4,580,000 4,416,265
Revenue, 2021 A, Refunding, 5%, 1/01/63 ............................... 7,920,000 7,033,882
Revenue, 2022 A, 5.5%, 7/01/63 ...................................... 2,500,000 2,415,593
Private Colleges & Universities Authority , Emory University , Revenue , 2013 A , 5% ,
10/01/43 ........................................................ 10,000,000 10,034,601
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 15,000,000 12,878,596
361,739,715
Hawaii 1.1%
City & County Honolulu , Wastewater System , Revenue, Senior Lien , 2018 A , 5% ,
7/01/47 ......................................................... 25,000,000 25,699,792
State of Hawaii ,
Airports System, Revenue, 2018 A, 5%, 7/01/43 ........................... 25,805,000 24,896,406
Airports System, Revenue, 2018 A, 5%, 7/01/48 ........................... 25,450,000 24,252,203
Airports System, Revenue, 2020 A, 4%, 7/01/45 ........................... 8,125,000 6,677,621
State of Hawaii Department of Budget & Finance ,
Hawaiian Electric Co., Inc., Revenue, 2019, Refunding, 3.2%, 7/01/39 .......... 10,000,000 7,488,717
Hawaiian Electric Co., Inc., Revenue, 2019, 3.5%, 10/01/49 .................. 17,035,000 11,663,386
100,678,125
Idaho 0.1%
Idaho Health Facilities Authority ,
St. Luke's Health System Ltd. Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/36 ........................................................ 4,200,000 4,222,577
St. Luke's Health System Ltd. Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/37 ........................................................ 3,500,000 3,512,696
Trinity Health Corp. Obligated Group, Revenue, 2019 ID, 4%, 12/01/43 ......... 6,000,000 5,136,433
12,871,706
Illinois 5.7%
Chicago Midway International Airport ,
Revenue, 1998 C, Refunding, AGMC, NATL RE Insured, 5.5%, 1/01/24 ......... 6,825,000 6,928,237

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Chicago Midway International Airport, (continued)
Revenue, Second Lien, 2016 B, Refunding, 5%, 1/01/46 .................... $ 18,420,000 $ 17,995,793
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2016 D, 5.25%, 1/01/42 ............................ 10,000,000 10,154,231
Revenue, Senior Lien, 2016 D, 5%, 1/01/47 .............................. 18,000,000 17,635,192
Revenue, Senior Lien, 2020 A, Refunding, 4%, 1/01/35 ..................... 13,015,000 12,065,453
Revenue, Senior Lien, 2022 A, 5%, 1/01/55 .............................. 36,500,000 33,840,764
Chicago Park District ,
GO, 2020 C, BAM Insured, 4%, 1/01/41 ................................. 1,400,000 1,175,564
GO, 2020 C, BAM Insured, 4%, 1/01/42 ................................. 4,300,000 3,577,229
GO, 2020 D, BAM Insured, 4%, 1/01/37 ................................. 1,000,000 870,837
GO, 2020 D, BAM Insured, 4%, 1/01/38 ................................. 1,000,000 859,062
GO, 2020 D, BAM Insured, 4%, 1/01/39 ................................. 1,000,000 850,384
GO, 2020 F-2, Refunding, 4%, 1/01/36 .................................. 1,250,000 1,089,574
GO, 2020 F-2, Refunding, 5%, 1/01/37 .................................. 2,000,000 2,031,595
GO, 2020 F-2, Refunding, 5%, 1/01/39 .................................. 1,625,000 1,642,970
GO, 2020 F-2, Refunding, 5%, 1/01/40 .................................. 1,625,000 1,639,424
Chicago Transit Authority Sales Tax Receipts Fund , Revenue, Second Lien , 2022 A ,
Refunding , 5% , 12/01/57 ............................................ 15,000,000 13,939,554
City of Chicago , Revenue , 1998 , NATL Insured , ETM, 5.75% , 1/01/23 ............
4,755,000 4,774,419
City of Galesburg , Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/46 ......
7,000,000 5,707,689
City of Granite City , Waste Management of Illinois, Inc. , Revenue , 2002 , 1.25% ,
5/01/27 ......................................................... 5,750,000 4,926,752
Illinois Finance Authority ,
Bradley University, Revenue, 2021 A, Refunding, 4%, 8/01/46 ................ 2,250,000 1,740,544
Bradley University, Revenue, 2021 A, Refunding, 4%, 8/01/51 ................ 4,650,000 3,477,809
Carle Foundation Obligated Group (The), Revenue, 2016 A, Refunding, 5%, 2/15/45 20,000,000 19,687,960
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/41 ......... 3,480,000 2,544,379
Christian Homes, Inc. Obligated Group, Revenue, 2021 B, Refunding, 3.25%,
5/15/27 ........................................................ 2,280,000 1,946,438
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/41 .............................. 750,000 617,449
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/51 .............................. 1,000,000 758,512
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/56 .............................. 750,000 550,204
Mercy Health Corp. Obligated Group, Revenue, 2016, Refunding, 5%, 12/01/46 ... 30,000,000 28,195,584
Macon County School District No. 61 Decatur ,
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/40 ....................... 3,700,000 3,383,508
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/45 ....................... 3,125,000 2,715,686
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 6,240,000 6,713,702
Revenue, 2002 A, AGMC, NATL Insured, Zero Cpn ., 12/15/40 ................ 6,000,000 2,345,807
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 500,000 405,568
Revenue, 2022 A, Refunding, 4%, 12/15/47 .............................. 365,000 281,689
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 36,000,000 26,852,710
Southwestern Illinois Development Authority ,
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn ., 12/01/24 .................................. 3,850,000 3,533,381
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn ., 12/01/26 .................................. 7,700,000 6,459,596
St. Clair County School District No. 189 East St. Louis , GO , 2008 , Refunding , AMBAC
Insured , 5.125% , 1/01/28 ............................................ 7,135,000 6,912,820
State of Illinois ,
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 4,215,000 4,247,318
GO, 2016, 5%, 11/01/35 ............................................. 1,000,000 971,148
GO, 2017 A, 5%, 12/01/35 ........................................... 2,000,000 1,941,523

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
State of Illinois, (continued)
GO, 2017 A, 5%, 12/01/36 ........................................... $ 6,070,000 $ 5,877,941
GO, 2017 A, 4.25%, 12/01/40 ......................................... 3,150,000 2,648,144
GO, 2017 D, 3.25%, 11/01/26 ......................................... 1,750,000 1,652,703
GO, 2017 D, 5%, 11/01/28 ........................................... 6,425,000 6,436,242
GO, 2018 A, 5%, 5/01/34 ............................................ 3,010,000 2,949,652
GO, 2019 B, 4%, 11/01/34 ........................................... 6,410,000 5,579,922
GO, 2019 C, 4%, 11/01/40 ........................................... 2,500,000 2,032,930
GO, 2019 C, 4%, 11/01/43 ........................................... 4,190,000 3,270,663
GO, 2020, 5.5%, 5/01/30 ............................................ 14,215,000 14,662,012
GO, 2020, 5.75%, 5/01/45 ........................................... 7,965,000 7,989,859
GO, 2020 C, 4%, 10/01/37 ........................................... 3,685,000 3,108,358
GO, 2020 C, 4%, 10/01/38 ........................................... 9,750,000 8,112,413
GO, 2020 C, 4%, 10/01/39 ........................................... 4,585,000 3,770,010
GO, 2020 C, 4%, 10/01/41 ........................................... 3,010,000 2,409,926
GO, 2021 A, 5%, 12/01/27 ........................................... 10,000,000 10,037,396
GO, 2021 A, 5%, 3/01/33 ............................................ 5,000,000 4,942,935
GO, 2021 A, 4%, 3/01/38 ............................................ 5,000,000 4,184,025
GO, 2021 B, 4%, 12/01/34 ........................................... 5,000,000 4,348,062
GO, 2022 B, 5%, 10/01/30 ........................................... 14,650,000 14,647,461
GO, 2022 B, 5%, 10/01/31 ........................................... 26,500,000 26,391,395
GO, 2022 C, 5%, 10/01/38 ........................................... 15,000,000 14,350,091
GO, 2022 C, 5.5%, 10/01/40 ......................................... 18,050,000 18,104,163
GO, 2022 C, 5.5%, 10/01/41 ......................................... 10,000,000 9,963,100
GO, 2022 C, 5.5%, 10/01/44 ......................................... 16,000,000 15,694,514
Sales Tax, Revenue, 2016 C, Refunding, 4%, 6/15/26 ...................... 5,000,000 4,966,854
Tri-County River Valley Development Authority ,
Cedars of Lebanon Affordable LLC, Revenue, 2021 A, Pre-Refunded, 3.75%,
12/01/36 ....................................................... 10,150,000 10,195,393
Cedars of Lebanon Affordable LLC, Revenue, 2021 B, Pre-Refunded, 5.75%,
12/01/36 ....................................................... 790,000 809,641
d
Upper Illinois River Valley Development Authority ,
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2020 A,
Refunding, 4%, 12/01/40 ........................................... 7,565,000 5,730,729
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2020 A,
Refunding, 4.5%, 12/01/50 ......................................... 34,795,000 24,911,484
Village of Bolingbrook , GO , 2013 A , Pre-Refunded , Zero Cpn ., 1/01/36 ...........
19,000,000 9,666,816
517,432,892
Indiana 3.2%
City of Indianapolis , Department of Public Utilities Water System , Revenue, First Lien ,
2016 B , Refunding , 5% , 10/01/37 ...................................... 15,000,000 15,677,036
City of Whiting , BP Products North America, Inc. , Revenue , 2021 , 3% , 11/01/51 .....
10,000,000 6,535,943
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 3,000,000 3,059,065
Indiana Finance Authority ,
BHI Senior Living Obligated Group, Revenue, 2016 A, 5.25%, 11/15/46 ......... 11,955,000 11,137,150
BHI Senior Living Obligated Group, Revenue, 2018 A, 5%, 11/15/53 ............ 15,000,000 13,068,858
BHI Senior Living Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/41 ... 7,250,000 5,542,349
Citizens Wastewater of Westfield LLC, Revenue, 2019 A, Refunding, 5%, 10/01/48 16,665,000 17,023,158
CWA Authority, Inc., Revenue, First Lien, 2012 A, 4%, 10/01/42 ............... 24,690,000 22,142,590
CWA Authority, Inc., Revenue, First Lien, 2014 A, 5%, 10/01/39 ............... 30,000,000 30,528,420
East End Crossing Partners LLC, Revenue, 2013 A, Pre-Refunded, 5.25%, 1/01/51 20,000,000 20,142,606
Greencroft Goshen Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/43 .. 7,000,000 5,250,524
Greencroft Goshen Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/51 .. 3,000,000 2,091,630
f
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/37 .. 5,000,000 3,830,283
Indianapolis Power & Light Co., Revenue, 2021 A, Refunding, 1.4%, 8/01/29 ..... 5,000,000 4,003,704

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana (continued)
Indiana Finance Authority, (continued)
Marion County Capital Improvement Board, Revenue, 2015 A, Refunding, 5.25%,
2/01/37 ........................................................ $ 10,000,000 $ 10,366,738
Ohio Valley Electric Corp., Revenue, 2010 B, 2.5%, 11/01/30 ................. 3,925,000 3,216,325
University of Evansville, Revenue, 2022 A, Refunding, 5.25%, 9/01/57 .......... 10,000,000 8,482,592
Indiana Municipal Power Agency ,
Revenue, 2016 A, Refunding, 4%, 1/01/42 ............................... 5,860,000 5,234,737
Revenue, 2016 A, Refunding, 5%, 1/01/42 ............................... 21,290,000 21,858,626
Indiana University , Revenue , 2020 A , Refunding , 4% , 6/01/45 ..................
8,525,000 7,604,170
Indianapolis Local Public Improvement Bond Bank ,
Revenue, 2017, Refunding, 5%, 1/01/40 ................................. 23,225,000 24,296,836
Revenue, 2019 A, 4%, 2/01/44 ........................................ 3,000,000 2,714,963
Revenue, 2019 A, 5%, 2/01/49 ........................................ 41,970,000 42,761,831
Northern Indiana Commuter Transportation District , Revenue , 2016 , 5% , 7/01/41 ...
6,000,000 6,115,333
292,685,467
Iowa 0.9%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC, Revenue, 2022, Refunding, 5%, 12/01/50 ............. 8,000,000 6,939,192
Iowa Health System Obligated Group, Revenue, 2018 B, Refunding, 5%, 2/15/48 .. 7,500,000 7,332,636
Iowa Tobacco Settlement Authority ,
Revenue, 2021 A-2, 1, Refunding, 4%, 6/01/49 ............................ 20,730,000 16,146,982
Revenue, 2021 B-1, 2, Refunding, 4%, 6/01/49 ........................... 25,285,000 23,101,198
c
PEFA, Inc. , Revenue , 2019 , Mandatory Put , 5% , 9/01/26 ...................... 24,500,000 24,483,752
78,003,760
Kansas 0.4%
Wyandotte County-Kansas City Unified Government ,
Utility System, Revenue, 2014 A, Refunding, 5%, 9/01/44 .................... 3,000,000 3,038,590
Utility System, Revenue, 2016 A, 5%, 9/01/45 ............................ 10,000,000 10,162,809
Utility System, Revenue, 2016 C, Refunding, 5%, 9/01/41 ................... 5,000,000 5,117,316
Utility System, Revenue, 2016 C, Refunding, 5%, 9/01/46 ................... 16,565,000 16,848,348
35,167,063
Kentucky 1.8%
Campbell Kenton & Boone Counties Sanitation District No. 1 , Revenue , 2019 ,
Refunding , 4% , 8/01/34 ............................................. 4,310,000 4,254,786
City of Hazard , Appalachian Regional Healthcare Obligated Group , Revenue , 2021 ,
Refunding , 3% , 7/01/46 ............................................. 2,000,000 1,291,422
City of Owensboro ,
Electric Light & Power System, Revenue, 2017, Refunding, 4%, 1/01/27 ......... 1,250,000 1,264,044
Water, Revenue, 2018, Refunding, BAM Insured, 4%, 9/15/45 ................ 5,000,000 4,305,551
County of Boyle , Centre College of Kentucky , Revenue , 2017 , Refunding , 5% , 6/01/37
2,000,000 2,026,339
County of Carroll ,
Kentucky Utilities Co., Revenue, 2008 A, Refunding, 2%, 2/01/32 .............. 3,000,000 2,231,099
c
Kentucky Utilities Co., Revenue, 2016 A, Refunding, Mandatory Put, 1.55%, 9/01/26 2,000,000 1,748,548
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2012 A , 5% , 10/01/33 ............................................... 1,000,000 1,000,080
Eastern Kentucky University , Revenue , 2018 A , 4% , 10/01/37 ..................
1,540,000 1,465,957
Fayette County School District Finance Corp. ,
Fayette County School District, Revenue, 2015 D, 5%, 8/01/34 ................ 1,985,000 2,057,045
Fayette County School District, Revenue, 2018 A, 4%, 5/01/38 ................ 1,000,000 929,893
Hopkins County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .......
2,340,000 1,430,711
Kentucky Bond Development Corp. ,
Revenue, 2018 A, 5%, 9/01/48 ........................................ 2,500,000 2,550,680
Centre College of Kentucky, Revenue, 2021, 4%, 6/01/51 .................... 1,350,000 1,037,491

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Kentucky Bond Development Corp., (continued)
Transylvania University, Revenue, 2019 B, 4%, 3/01/49 ..................... $ 2,500,000 $ 1,959,608
Transylvania University, Revenue, 2021 A, Refunding, 4%, 3/01/46 ............. 735,000 585,833
Transylvania University, Revenue, 2021 A, Refunding, 4%, 3/01/49 ............. 330,000 258,668
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/49 ........................ 21,200,000 19,702,203
Kentucky Municipal Power Agency ,
Revenue, 2015 A, Refunding, NATL Insured, 5%, 9/01/42 .................... 10,000,000 10,345,855
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/34 .................... 5,000,000 5,250,518
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/35 .................... 7,750,000 8,126,980
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/36 .................... 3,000,000 3,141,552
Revenue, 2019 A, Refunding, 4%, 9/01/45 ............................... 2,000,000 1,682,487
c
Kentucky Public Energy Authority , Revenue , 2019 C , Mandatory Put , 4% , 2/01/28 ... 37,000,000 34,987,910
Kentucky Rural Water Finance Corp. , Revenue , 2001 A , 5% , 2/01/26 .............
255,000 255,403
Kentucky State Property & Building Commission ,
Kentucky Finance and Administration Cabinet, Revenue, 5%, 4/01/38 ........... 2,500,000 2,579,823
Kentucky Finance and Administration Cabinet, Revenue, A, Refunding, 5%, 8/01/34 3,500,000 3,602,992
Kentucky Turnpike Authority ,
Kentucky Transportation Cabinet, Revenue, 2015 A, Refunding, 5%, 7/01/33 ..... 3,000,000 3,099,685
Kentucky Transportation Cabinet, Revenue, 2017 A, Refunding, 5%, 7/01/36 ..... 550,000 573,621
Kentucky Transportation Cabinet, Revenue, 2017 A, Refunding, 5%, 7/01/37 ..... 700,000 728,681
Lewis County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .........
2,000,000 1,266,983
Louisville and Jefferson County ,
Metropolitan Sewer District, Revenue, 2017 A, 4%, 5/15/48 .................. 2,750,000 2,330,944
Metropolitan Sewer District, Revenue, 2018 A, Refunding, 4%, 5/15/38 .......... 5,000,000 4,652,504
Louisville/Jefferson County Metropolitan Government ,
Bellarmine University, Inc., Revenue, 2015, Refunding, 5%, 5/01/31 ............ 2,000,000 1,943,210
Bellarmine University, Inc., Revenue, 2017 A, Refunding, 5%, 5/01/36 .......... 2,715,000 2,491,038
Louisville Gas and Electric Co., Revenue, 2003 A, Refunding, 2%, 10/01/33 ...... 4,000,000 2,924,118
Norton Healthcare Obligated Group, Revenue, 2020 A, 4%, 10/01/39 ........... 4,000,000 3,516,827
Morehead State University , Revenue , 2014 A , Refunding , 5% , 10/01/28 ...........
1,910,000 1,949,667
Paducah Electric Plant Board , Revenue , 2016 A , Refunding , AGMC Insured , 5% ,
10/01/34 ........................................................ 5,700,000 6,016,767
Scott County School District Finance Corp. , Scott County Board of Education ,
Revenue , 2018 , 4% , 6/01/38 ......................................... 1,615,000 1,479,300
Shelby County School District Finance Corp. , Shelby County Public School District ,
Revenue , 2018 , 4% , 8/01/38 ......................................... 3,465,000 3,225,821
University of Kentucky ,
Revenue, 2014 A, 4%, 4/01/44 ........................................ 2,250,000 1,977,234
Revenue, 2018 A, 4%, 10/01/32 ....................................... 4,000,000 4,017,334
University of Louisville , Revenue , 2016 D , 5% , 3/01/30 .......................
4,140,000 4,339,498
166,606,710
Louisiana 2.7%
City of Shreveport ,
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 10,000,000 10,311,440
Water & Sewer, Revenue, Junior Lien, 2019 B, AGMC Insured, 4%, 12/01/44 ..... 6,535,000 5,640,636
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/45
7,065,000 6,342,794
Lafayette Consolidated Government , Revenue , 2015 , Refunding , AGMC Insured , 5% ,
11/01/30 ........................................................ 5,000,000 5,159,502
d
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 10,000,000 6,908,239
Parish of Assumption, Revenue, 144A, 2021, 3.875%, 11/01/45 ............... 4,880,000 3,339,704
Parish of St. Bernard, Revenue, 144A, 2021, 4%, 11/01/45 ................... 2,000,000 1,398,230
Parish of St. Charles, Revenue, 144A, 2022, 4.5%, 11/01/47 ................. 9,455,000 6,939,075

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
d
Louisiana Local Government Environmental Facilities & Community Development
Authority, (continued)
Parish of St. John the Baptist, Revenue, 144A, 2019, 3.9%, 11/01/44 ........... $ 2,350,000 $ 1,668,160
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 6,100,000 4,258,574
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4%, 10/01/43 ... 3,877,088 2,714,656
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.25%, 10/01/48 6,350,000 4,315,527
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.5%, 10/01/53 . 8,000,000 5,354,994
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 5%, 10/01/61 ... 10,000,000 6,705,329
Louisiana Public Facilities Authority ,
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2017 A, 5%, 7/01/47 .............................................. 35,000,000 33,856,116
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/51 .............................................. 15,000,000 14,457,816
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/56 .............................................. 11,295,000 10,774,788
Ochsner Clinic Foundation Obligated Group, Revenue, 2002 B, ETM, 5.75%, 5/15/23 10,000,000 10,130,511
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/46 27,500,000 27,120,594
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, AGMC
Insured, 3%, 5/15/47 .............................................. 9,925,000 6,622,882
d
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 2,500,000 2,293,643
d
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 14,000,000 12,434,716
Tulane University, Revenue, 2020 A, Refunding, 4%, 4/01/40 ................. 3,750,000 3,287,612
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/45 ................. 3,500,000 3,477,648
Louisiana Stadium & Exposition District , Revenue , 2021 , 4% , 7/03/23 ............
3,325,000 3,323,288
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 B , 5% , 1/01/48 ........................................ 4,000,000 3,776,514
Parish of East Baton Rouge Capital Improvements District , Revenue , 2019 , 4% ,
8/01/44 ......................................................... 6,000,000 5,398,067
c
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 7,500,000 6,833,929
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/44 ........................................ 8,110,000 7,728,488
Revenue, 2020 E, 5%, 4/01/47 ........................................ 10,000,000 9,451,408
Terrebonne Levee & Conservation District ,
Sales Tax, Revenue, 2020 B, Refunding, 4%, 6/01/40 ....................... 5,065,000 4,516,594
Sales Tax, Revenue, 2020 B, Refunding, 4%, 6/01/41 ....................... 5,165,000 4,559,879
241,101,353
Maine 0.2%
Maine Health & Higher Educational Facilities Authority , MaineHealth Obligated Group ,
Revenue , 2018 A , 5% , 7/01/43 ........................................ 3,000,000 2,957,444
Maine Turnpike Authority , Revenue , 2018 , 5% , 7/01/47 .......................
15,500,000 15,978,866
18,936,310
Maryland 1.2%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2014 C, 5%, 7/01/39 ..................... 10,000,000 10,151,979
Wastewater Utility Fund, Revenue, 2014 C, 5%, 7/01/44 ..................... 10,000,000 10,111,258
Water Utility Fund, Revenue, 2014 A, 5%, 7/01/39 ......................... 9,430,000 9,573,316
Water Utility Fund, Revenue, 2014 A, 5%, 7/01/44 ......................... 5,500,000 5,561,192
Maryland Economic Development Corp. ,
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 4.25%, 7/01/50 1,000,000 781,918
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 5%, 7/01/56 . 1,415,000 1,246,307
Purple Line Transit Partners LLC, Revenue, 2022 A, 5%, 11/12/28 ............. 10,000,000 10,237,104
Purple Line Transit Partners LLC, Revenue, 2022 B, 5.25%, 6/30/52 ........... 10,000,000 9,729,517
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... 12,500,000 12,256,493

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, (continued)
Adventist Healthcare Obligated Group, Revenue, 2021 B, 4%, 1/01/51 .......... $ 23,000,000 $ 17,584,252
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ..... 3,000,000 2,614,596
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/45 .............. 5,465,000 5,358,046
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/33 ............... 3,205,000 3,312,794
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/34 ............... 3,420,000 3,196,398
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/35 ............... 3,555,000 3,297,759
105,012,929
Massachusetts 2.1%
Commonwealth of Massachusetts ,
GO, 2016 G, 4%, 9/01/42 ............................................ 20,000,000 18,123,012
GO, 2017 B, 5%, 4/01/47 ............................................ 12,335,000 12,585,359
GO, 2019 A, 5.25%, 1/01/44 .......................................... 10,000,000 10,452,823
Transportation Fund, Revenue, 2017 A, 5%, 6/01/47 ....................... 25,055,000 25,580,929
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 15,000,000 15,367,128
Massachusetts Bay Transportation Authority , Sales Tax , Revenue , 2005 A , 5% , 7/01/28
10,000,000 10,838,980
Massachusetts Clean Water Trust (The) ,
Revenue, 1999 A, 5.75%, 8/01/29 ..................................... 450,000 450,842
Revenue, 2002 A, 5%, 8/01/32 ........................................ 225,000 225,258
Massachusetts Development Finance Agency ,
Beth Israel Lahey Health Obligated Group, Revenue, 2018 J-2, 5%, 7/01/53 ...... 5,000,000 4,814,498
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016 N, 5%, 12/01/41 .. 10,135,000 10,141,006
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ....... 15,415,000 13,350,225
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/34 ........................................................ 625,000 639,613
Springfield College, Revenue, 2021 A, 4%, 6/01/56 ........................ 3,000,000 2,260,814
d
Waste Management of Massachusetts, Inc., Revenue, 144A, 2002, 1.25%, 5/01/27 3,250,000 2,784,686
Worcester Polytechnic Institute, Revenue, 2019, 5%, 9/01/59 ................. 10,000,000 9,827,218
Massachusetts Educational Financing Authority ,
Revenue, 2017 B, Refunding, 4.25%, 7/01/46 ............................. 2,000,000 1,810,846
Revenue, 2021 C, 3%, 7/01/51 ........................................ 3,200,000 1,919,752
Massachusetts Port Authority ,
Revenue, 2021 E, 5%, 7/01/51 ........................................ 24,870,000 24,186,642
Bosfuel Corp., Revenue, 2019 A, Refunding, 5%, 7/01/49 .................... 7,500,000 7,141,905
Massachusetts School Building Authority , Revenue , 2018 A , 4% , 2/15/43 ..........
10,750,000 9,630,569
University of Massachusetts Building Authority , Revenue, Senior Lien , 2014-1 , 5% ,
11/01/39 ........................................................ 8,185,000 8,306,904
190,439,009
Michigan 1.3%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2006
B, NATL Insured, 5%, 7/01/36 ....................................... 10,000 10,014
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 2003 A,
NATL Insured, 5%, 7/01/34 ......................................... 10,000 10,016
Michigan Finance Authority ,
BHSH System Obligated Group, Revenue, 2016 A, 5%, 11/01/44 .............. 20,925,000 20,482,281
Bronson Health Care Group Obligated Group, Revenue, 2019 A, Refunding, 5%,
5/15/54 ........................................................ 20,000,000 18,985,034
Henry Ford Health System Obligated Group, Revenue, 2019 A, 5%, 11/15/48 ..... 25,920,000 24,939,882
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/36 ... 1,000,000 887,558
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/37 ... 2,000,000 1,754,320
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/38 ... 1,500,000 1,301,505
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/39 ... 1,500,000 1,282,492
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/40 ... 1,000,000 844,002

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... $ 4,000,000 $ 3,061,192
Tobacco Settlement, Revenue, Senior Lien, 2020 B-1, 2, Refunding, 5%, 6/01/49 .. 3,635,000 3,384,850
Michigan State Building Authority , Revenue , 2013 1-A , Refunding , 5.25% , 10/15/44 ..
20,655,000 20,871,968
Michigan Strategic Fund ,
State of Michigan Department of Transportation, Revenue, 2018, 5%, 6/30/48 .... 10,025,000 8,745,372
United Methodist Retirement Communities, Inc. Obligated Group, Revenue, 2019,
Refunding, 5%, 11/15/49 ........................................... 7,000,000 5,833,275
Pontiac School District , GO , 2020 , 4% , 5/01/50 .............................
8,665,000 7,494,538
119,888,299
Mississippi 1.0%
Medical Center Educational Building Corp. , Mississippi State Institutions of Higher
Learning , Revenue , 2017 , Refunding , 5% , 6/01/47 ......................... 25,000,000 25,042,522
Mississippi Business Finance Corp. , System Energy Resources, Inc. , Revenue , 2021 ,
Refunding , 2.375% , 6/01/44 .......................................... 7,000,000 4,185,147
Mississippi Development Bank ,
City of Jackson Water & Sewer System, Revenue, 2013, AGMC Insured, 6.875%,
12/01/40 ....................................................... 3,400,000 3,474,661
d
County of Jackson, Revenue, 144A, 2021, 3.625%, 11/01/36 ................. 3,000,000 2,277,081
Mississippi Home Corp. ,
d
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 3.5%, 6/01/33 . 584,263 453,108
d
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4%, 6/01/46 .. 1,000,000 655,787
d
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4.5%, 6/01/62 . 17,965,177 11,181,991
d
Patriot Services Group Obligated Group, Revenue, 144A, 2021 B-5, 5.2%, 6/01/36 5,600,000 4,395,254
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.15%, 6/01/46 .................................................. 3,464,038 2,331,689
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.65%, 6/01/62 .................................................. 5,381,952 3,452,152
Mississippi Hospital Equipment & Facilities Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2016 A, 5%, 9/01/36 ... 6,350,000 6,209,981
Baptist Memorial Health Care Obligated Group, Revenue, 2016 A, 5%, 9/01/46 ... 30,000,000 27,038,628
90,698,001
Missouri 0.8%
Health & Educational Facilities Authority of the State of Missouri ,
BJC Healthcare Obligated Group, Revenue, 2015 A, 4%, 1/01/45 .............. 20,005,000 16,706,753
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 4,000,000 3,579,893
Mercy Health, Revenue, 2014 F, 5%, 11/15/45 ............................ 25,000,000 24,406,155
SSM Health Care Obligated Group, Revenue, 2018 A, 5%, 6/01/48 ............ 7,500,000 7,249,264
Kansas City Industrial Development Authority , City of Kansas City Airport , Revenue ,
2019 B , AGMC Insured , 5% , 3/01/49 ................................... 20,000,000 19,050,556
St. Louis Municipal Finance Corp. , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/45 ..................................................... 5,000,000 4,881,443
75,874,064
Montana 0.2%
Montana Facility Finance Authority ,
Billings Clinic Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/48 ....... 10,000,000 9,677,786
Kalispell Regional Medical Center Obligated Group, Revenue, 2018 B, Refunding,
5%, 7/01/43 .................................................... 6,440,000 6,197,577
15,875,363
Nebraska 0.8%
c
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 15,000,000 14,721,157

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nebraska (continued)
Douglas County Hospital Authority No. 2 , Children's Hospital Obligated Group ,
Revenue , 2017 A , 5% , 11/15/47 ....................................... $ 10,000,000 $ 9,766,682
Gretna Public Schools , GO , 2022 , 4% , 12/15/47 ............................
12,935,000 11,268,116
Omaha Public Power District Nebraska City Station Unit 2 ,
Revenue, 2015 A, Refunding, 5.25%, 2/01/42 ............................. 10,000,000 10,222,190
Revenue, 2016 A, Refunding, 5%, 2/01/49 ............................... 10,000,000 10,195,139
Public Power Generation Agency ,
Revenue, 2016 A, Refunding, 5%, 1/01/39 ............................... 7,340,000 7,501,017
Revenue, 2016 A, Refunding, 5%, 1/01/41 ............................... 5,140,000 5,261,500
68,935,801
Nevada 0.3%
Carson City , Carson Tahoe Regional Healthcare Obligated Group , Revenue , 2017 ,
Refunding , 5% , 9/01/47 ............................................. 2,775,000 2,654,301
City of Henderson , GO , 2020 A-1 , 4% , 6/01/45 .............................
10,000,000 8,825,475
Clark County School District ,
GO, 2020 A, AGMC Insured, 4%, 6/15/36 ................................ 750,000 727,704
GO, 2020 A, AGMC Insured, 4%, 6/15/37 ................................ 875,000 830,226
GO, 2020 A, AGMC Insured, 4%, 6/15/38 ................................ 850,000 794,876
GO, 2020 A, AGMC Insured, 4%, 6/15/39 ................................ 1,000,000 918,329
GO, 2020 A, AGMC Insured, 4%, 6/15/40 ................................ 725,000 653,583
Las Vegas Convention & Visitors Authority , County of Clark & City of Las Vegas
Combined Room Tax , Revenue , 2018 B , 5% , 7/01/43 ....................... 10,000,000 10,136,402
25,540,896
New Hampshire 0.2%
New Hampshire Health and Education Facilities Authority Act ,
Concord Hospital Obligated Group, Revenue, 2017, 5%, 10/01/47 ............. 5,000,000 4,742,659
Elliot Hospital Obligated Group, Revenue, 2016, Refunding, 5%, 10/01/38 ....... 4,000,000 3,889,036
University System of New Hampshire, Revenue, 2015, Refunding, 5%, 7/01/45 ... 10,350,000 10,667,373
19,299,068
New Jersey 3.0%
New Jersey Economic Development Authority ,
New Jersey Transit Corp., Revenue, 2020 A, 5%, 11/01/44 ................... 18,450,000 17,754,601
New Jersey Transit Corp., Revenue, 2022 A, 5%, 11/01/52 ................... 10,000,000 9,502,768
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/33 6,135,000 6,244,449
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/36 11,850,000 11,855,827
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 4.625%,
6/15/48 ........................................................ 2,000,000 1,785,339
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 4%, 6/15/44 2,725,000 2,254,451
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/41 .... 26,000,000 25,466,061
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/34 .............................................. 4,600,000 4,640,356
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/35 .............................................. 4,800,000 4,820,905
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 14,000,000 14,001,368
New Jersey Higher Education Student Assistance Authority ,
Revenue, 2021 C, Refunding, 3.25%, 12/01/51 ........................... 2,000,000 1,282,358
Revenue, Senior Lien, 2018 A, 4%, 12/01/33 ............................. 1,765,000 1,747,462
Revenue, Senior Lien, 2020 B, 3.5%, 12/01/39 ............................ 8,000,000 7,510,735
New Jersey Transportation Trust Fund Authority ,
Revenue, 2009 A, Zero Cpn ., 12/15/36 .................................. 500,000 238,426
Revenue, 2009 A, Zero Cpn ., 12/15/39 .................................. 71,750,000 28,225,926
Revenue, 2010 A, Zero Cpn ., 12/15/40 .................................. 4,750,000 1,748,982
Revenue, 2013 AA, 5%, 6/15/44 ....................................... 1,000,000 962,600

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, (continued)
Revenue, 2014 BB-1, 5%, 6/15/31 ..................................... $ 3,000,000 $ 3,081,853
Revenue, 2015 AA, 5%, 6/15/45 ....................................... 15,000,000 14,414,738
Revenue, 2018 A, Refunding, 5%, 12/15/36 .............................. 7,000,000 6,996,611
Revenue, 2019 A, Refunding, 5%, 12/15/39 .............................. 785,000 772,142
Revenue, 2019 BB, 5%, 6/15/33 ....................................... 3,250,000 3,307,980
Revenue, 2019 BB, 4%, 6/15/38 ....................................... 2,000,000 1,759,858
Revenue, 2020 AA, 5%, 6/15/35 ....................................... 3,000,000 3,019,424
Revenue, 2020 AA, 5%, 6/15/37 ....................................... 5,220,000 5,200,258
Revenue, 2020 AA, 5%, 6/15/38 ....................................... 1,000,000 986,189
Revenue, 2020 AA, 5%, 6/15/39 ....................................... 4,240,000 4,171,834
Revenue, 2020 AA, 5%, 6/15/40 ....................................... 2,500,000 2,456,556
Revenue, 2020 AA, 5%, 6/15/45 ....................................... 20,435,000 19,637,677
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 39,000,000 31,204,138
Revenue, 2021 A, Refunding, 5%, 6/15/31 ............................... 7,250,000 7,514,520
Revenue, 2021 A, Refunding, 5%, 6/15/33 ............................... 1,250,000 1,279,771
Revenue, 2022 BB, 4%, 6/15/46 ....................................... 17,000,000 13,876,174
New Jersey Turnpike Authority , Revenue , 2015 E , 5% , 1/01/45 .................
11,475,000 11,603,715
271,326,052
New Mexico 0.4%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 B , Refunding ,
2.15% , 4/01/33 ................................................... 21,800,000 16,480,937
New Mexico Hospital Equipment Loan Council ,
Presbyterian Healthcare Services Obligated Group, Revenue, 2017 A, Refunding,
5%, 8/01/46 .................................................... 15,000,000 15,131,082
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/33 . 1,000,000 899,373
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/35 . 1,000,000 859,454
33,370,846
New York 9.6%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/40 ...................................... 2,200,000 1,905,296
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... 180,000 180,417
GO, 2003 F, 5.25%, 1/15/23 .......................................... 5,000 5,009
GO, 2018 E-1, 5%, 3/01/40 .......................................... 3,215,000 3,271,826
GO, 2018 E-1, 5%, 3/01/41 .......................................... 11,355,000 11,522,537
GO, 2022 D-1, 5.5%, 5/01/46 ......................................... 2,500,000 2,689,247
GO, 2023 A-1, 4%, 9/01/46 .......................................... 6,000,000 5,180,198
Long Island Power Authority , Revenue , 2016 B , Refunding , 5% , 9/01/46 ..........
13,000,000 13,194,953
Metropolitan Transportation Authority ,
Revenue, 2012 A-1, 5%, 11/15/40 ..................................... 30,000,000 28,630,026
Revenue, 2013 A, 5%, 11/15/38 ....................................... 11,800,000 11,399,828
Revenue, 2013 B, 5%, 11/15/43 ....................................... 8,000,000 7,518,714
Revenue, 2015 A, 5%, 11/15/40 ....................................... 7,000,000 6,680,339
Revenue, 2015 D-1, Refunding, 5%, 11/15/32 ............................ 1,250,000 1,251,038
Revenue, 2016 A-1, 5.25%, 11/15/56 ................................... 15,000,000 14,088,543
Revenue, 2016 B, Refunding, 5%, 11/15/28 .............................. 2,885,000 2,915,709
Revenue, 2016 D, Refunding, 5%, 11/15/31 .............................. 1,180,000 1,184,661
Revenue, 2017 A-2, Refunding, 5%, 11/15/26 ............................. 4,425,000 4,534,951
Revenue, 2017 C-1, Refunding, 5%, 11/15/33 ............................ 1,780,000 1,774,574
Revenue, 2017 C-2, Refunding, Zero Cpn ., 11/15/29 ....................... 2,090,000 1,529,553
Revenue, 2019 A-2, 5%, 11/15/45 ..................................... 46,270,000 43,039,641
Revenue, 2020 A-1, 4%, 11/15/45 ..................................... 10,000,000 7,893,564
Revenue, 2020 A-1, 5%, 11/15/47 ..................................... 24,300,000 22,193,467
Revenue, 2020 D, 5%, 11/15/44 ....................................... 50,000,000 46,728,765

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority, (continued)
Revenue, 2020 D, 4%, 11/15/50 ....................................... $ 20,000,000 $ 15,240,950
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 6,000,000 4,881,833
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AGMC Insured , 4% , 3/01/45 ................................. 6,000,000 4,962,259
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2013 DD, 5%, 6/15/35 .................... 30,705,000 30,898,036
Water & Sewer System, Revenue, 2015 HH, Refunding, 5%, 6/15/39 ........... 15,000,000 15,317,760
Water & Sewer System, Revenue, 2017 CC, Refunding, 5%, 6/15/46 ........... 32,500,000 32,783,400
Water & Sewer System, Revenue, 2019 DD-1, 5.25%, 6/15/49 ................ 12,000,000 12,461,645
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2014 A-1, 5%, 11/01/34 ...................... 15,000,000 15,194,952
Future Tax Secured, Revenue, 2016 E-1, 5%, 2/01/38 ...................... 10,000,000 10,179,978
Future Tax Secured, Revenue, 2017 F-1, 5%, 5/01/42 ...................... 11,095,000 11,271,291
Future Tax Secured, Revenue, 2018 C-2, 5%, 5/01/38 ...................... 11,945,000 12,286,269
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/43 ...................... 19,800,000 17,461,382
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/47 ..................... 10,000,000 8,534,890
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 3%, 11/15/51 .............................. 10,000,000 6,235,122
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 40,000,000 41,403,512
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 24,995,000 26,306,533
New York State Dormitory Authority ,
State of New York Personal Income Tax, Revenue, 2015 B, 5%, 2/15/40 ......... 20,000,000 20,260,852
State of New York Personal Income Tax, Revenue, 2017 B, Refunding, 5%, 2/15/42 24,410,000 24,797,541
State of New York Personal Income Tax, Revenue, 2020 A, Refunding, 4%, 3/15/48 5,000,000 4,267,253
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/43 ................. 10,000,000 10,207,173
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/39 ................. 13,270,000 13,701,142
State of New York Sales Tax, Revenue, 2018 C, Refunding, 5%, 3/15/37 ........ 25,000,000 26,065,628
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/44 ........ 16,000,000 16,372,990
State of New York Sales Tax, Revenue, 2018 E, 5%, 3/15/46 ................. 73,125,000 74,643,909
State of New York Sales Tax, Revenue, 2018 E, Pre-Refunded, 5%, 3/15/46 ...... 5,000 5,421
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/50 ........................................ 20,000,000 16,605,438
Revenue, Junior Lien, 2016 A, 5%, 1/01/51 .............................. 9,000,000 8,846,245
State of New York Personal Income Tax, Revenue, 2022 A, Refunding, 4%, 3/15/44 7,000,000 6,068,703
State of New York Personal Income Tax, Revenue, 2022 A, Refunding, 4%, 3/15/51 12,115,000 10,088,385
New York State Urban Development Corp. , State of New York Personal Income Tax ,
Revenue , 2020 A , 4% , 3/15/45 ........................................ 36,905,000 31,933,660
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/32 .......................... 5,000,000 4,903,893
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/36 .......................... 5,560,000 5,351,968
Delta Air Lines, Inc., Revenue, 2020, 4%, 10/01/30 ......................... 21,460,000 20,124,255
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 9,360,000 8,830,573
JFK International Air Terminal LLC, Revenue, 2022, 5%, 12/01/33 ............. 7,500,000 7,248,521
Port Authority of New York & New Jersey ,
Revenue, 179, 5%, 12/01/38 ......................................... 20,000,000 20,264,986
Revenue, 218, 4%, 11/01/47 ......................................... 13,500,000 11,064,430
Triborough Bridge & Tunnel Authority ,
Revenue, 2022 A, 4%, 11/15/52 ....................................... 10,000,000 8,131,556
Metropolitan Transportation Authority Payroll Mobility Tax, Revenue, Senior Lien,
2022 A, Refunding, 5%, 5/15/57 ..................................... 8,375,000 8,486,383
863,003,573
North Carolina 0.9%
Greater Asheville Regional Airport Authority , Revenue , 2022 A , AGMC Insured , 5.5% ,
7/01/52 ......................................................... 5,000,000 5,050,325

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Eastern Municipal Power Agency , Revenue , 1993 B , ETM, 6.25% ,
1/01/23 ......................................................... $ 39,030,000 $ 39,225,447
North Carolina Medical Care Commission , Presbyterian Homes Obligated Group ,
Revenue , 2020 A , 5% , 10/01/50 ....................................... 2,200,000 2,000,231
North Carolina Turnpike Authority ,
Revenue, 2009 B, AGMC Insured, Zero Cpn ., 1/01/33 ...................... 25,000,000 15,286,597
Revenue, 2009 B, AGMC Insured, Zero Cpn ., 1/01/34 ...................... 15,000,000 8,666,747
Revenue, 2009 B, AGMC Insured, Zero Cpn ., 1/01/35 ...................... 15,215,000 8,228,045
78,457,392
North Dakota 0.6%
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/33 .. 2,000,000 2,020,919
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/34 .. 3,500,000 3,523,806
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/35 .. 1,815,000 1,587,158
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/37 .. 2,950,000 2,523,327
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/38 .. 3,400,000 2,867,995
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/40 .. 3,375,000 2,769,208
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/41 .. 1,875,000 1,514,810
State Board of Higher Education of the State of North Dakota ,
Revenue, 2019 A, AGMC Insured, 4%, 4/01/44 ............................ 10,000,000 8,865,757
Revenue, 2019 A, AGMC Insured, 4%, 4/01/50 ............................ 9,620,000 8,257,515
University of North Dakota ,
COP, 2018 A, 5%, 4/01/48 ........................................... 5,500,000 5,617,791
COP, 2018 A, 5%, 4/01/57 ........................................... 10,000,000 10,197,012
49,745,298
Ohio 2.5%
Akron Bath Copley Joint Township Hospital District ,
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/37 3,915,000 3,244,471
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 5,700,000 4,672,265
American Municipal Power, Inc. ,
Revenue, 2015 A, Refunding, 5%, 2/15/39 ............................... 5,000,000 5,037,151
Revenue, 2015 A, Refunding, 5%, 2/15/42 ............................... 2,500,000 2,518,575
Revenue, 2016 A, Refunding, 5%, 2/15/46 ............................... 20,000,000 20,138,350
Revenue, 2019 C, Refunding, 4%, 2/15/39 ............................... 18,795,000 16,614,320
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 4% , 6/01/48 ............................................. 4,505,000 3,572,199
Cleveland-Cuyahoga County Port Authority , County of Cuyahoga , Revenue , 2013 , 5% ,
7/01/37 ......................................................... 6,000,000 6,492,435
County of Butler , UC Health Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/45 ........................................................ 7,500,000 7,302,167
County of Franklin ,
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/40 .......... 10,410,000 8,544,931
OhioHealth Obligated Group, Revenue, 2015, 5%, 5/15/40 ................... 10,000,000 9,964,255
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 10,000,000 9,711,713
Trinity Health Corp. Obligated Group, Revenue, 2017 A-OH, 5%, 12/01/47 ....... 10,800,000 10,444,416
County of Hamilton , UC Health Obligated Group , Revenue , 2020 , 5% , 9/15/50 .....
7,500,000 7,167,524
Northeast Ohio Regional Sewer District ,
Revenue, 2017, Refunding, 4%, 11/15/38 ................................ 10,000,000 9,342,839
Revenue, 2017, Refunding, 4%, 11/15/43 ................................ 10,000,000 8,970,217
Ohio Higher Educational Facility Commission ,
Case Western Reserve University, Revenue, 2021 A, Refunding, 4%, 12/01/44 .... 6,815,000 5,900,874
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,350,000 1,225,776
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,185,000 1,055,515
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,530,000 2,203,781
Ohio State University (The) , Revenue , 2013 A , 5% , 6/01/38 ....................
10,000,000 10,046,798

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Turnpike & Infrastructure Commission ,
Revenue, 2018 A, 5%, 2/15/43 ........................................ $ 20,000,000 $ 20,662,616
Revenue, Junior Lien, 2013 A-4, Zero Cpn ., 2/15/35 ........................ 35,000,000 37,805,488
State of Ohio ,
Cleveland Clinic Health System Obligated Group, Revenue, 2017 A, Refunding, 4%,
1/01/36 ........................................................ 6,500,000 6,111,758
Cleveland Clinic Health System Obligated Group, Revenue, 2019 B, 4%, 1/01/46 .. 10,000,000 8,697,511
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 640,000 546,573
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/40 855,000 714,559
228,709,077
Oklahoma 0.1%
Edmond Public Works Authority ,
Revenue, 2017, 5%, 7/01/42 ......................................... 4,000,000 4,162,435
Revenue, 2017, 5%, 7/01/47 ......................................... 4,500,000 4,653,292
McGee Creek Authority , Revenue , 1992 , NATL Insured , 6% , 1/01/23 .............
40,000 40,131
Norman Regional Hospital Authority , Norman Regional Hospital Authority Obligated
Group , Revenue , 2019 , 5% , 9/01/45 .................................... 3,500,000 3,288,514
12,144,372
Oregon 1.1%
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/50 ...
12,210,000 11,806,554
Medford Hospital Facilities Authority , Asante Health System Obligated Group , Revenue ,
2020 A , Refunding , 5% , 8/15/50 ....................................... 4,000,000 3,839,676
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
20,000,000 20,613,584
Oregon Health & Science University , Oregon Health & Science University Obligated
Group , Revenue , 2019 A , Refunding , 4% , 7/01/44 ......................... 1,685,000 1,490,360
Port of Portland ,
Airport, Revenue, Twenty-Eight, 5%, 7/01/52 ............................. 13,755,000 13,132,299
Airport, Revenue, Twenty-Five B, 5%, 7/01/44 ............................ 2,450,000 2,385,960
Airport, Revenue, Twenty-Seven A, 5%, 7/01/38 ........................... 10,000,000 9,925,282
Airport, Revenue, Twenty-Seven A, 5%, 7/01/45 ........................... 10,000,000 9,725,004
State of Oregon ,
Housing & Community Services Department, Revenue, 2018 A, 3.6%, 1/01/33 .... 5,080,000 4,758,053
Housing & Community Services Department, Revenue, 2018 D, 3.8%, 7/01/34 .... 4,695,000 4,560,319
University of Oregon , Revenue , 2020 A , 5% , 4/01/50 .........................
15,000,000 15,386,009
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn ., 6/15/41 ....................................... 5,725,000 2,220,210
GO, 2018 A, Zero Cpn ., 6/15/42 ....................................... 5,900,000 2,148,897
GO, 2018 A, Zero Cpn ., 6/15/43 ....................................... 5,500,000 1,884,943
103,877,150
Pennsylvania 1.4%
Allegheny County Sanitary Authority , Revenue , 2013 , BAM Insured , 5.25% , 12/01/44
5,000,000 5,061,340
City of Philadelphia , Airport , Revenue , 2020 C , Refunding , 4% , 7/01/45 ...........
1,500,000 1,214,179
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/33 .......... 4,550,000 4,695,781
Commonwealth of Pennsylvania , GO, First Series , 2015 , Refunding , AGMC Insured ,
5% , 8/15/26 ...................................................... 20,805,000 21,631,587
Delaware County Regional Water Quality Control Authority , Revenue , 2016 , 5% ,
11/01/41 ........................................................ 5,000,000 5,112,562
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 5,000,000 4,596,160
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/31 ........ 440,000 394,968
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/37 ........ 345,000 286,911
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/56 ........ 3,300,000 2,317,573

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Lehigh County General Purpose Authority ,
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/52 .... $ 13,785,000 $ 10,640,785
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/57 .... 5,000,000 3,731,672
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 477,781
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,000,000 919,219
Meadowood Corp. Obligated Group (The), Revenue, 2018 A, Refunding, 5%,
12/01/48 ....................................................... 9,000,000 8,368,393
Pennsylvania Economic Development Financing Authority , UPMC Obligated Group ,
Revenue , 2022 A , Refunding , 4% , 2/15/40 ............................... 5,240,000 4,469,396
Pennsylvania Turnpike Commission ,
Revenue, 2009 C, AGMC Insured, 6.25%, 6/01/33 ......................... 5,000,000 5,453,917
Revenue, 2020 B, 5%, 12/01/50 ....................................... 8,000,000 7,815,584
Philadelphia Gas Works Co. , Revenue , Sixteenth A , AGMC Insured , 4% , 8/01/45 ...
4,000,000 3,477,610
School District of Philadelphia (The) ,
GO, 2016 F, Refunding, 5%, 9/01/33 ................................... 6,415,000 6,620,372
GO, 2016 F, Refunding, 5%, 9/01/36 ................................... 4,090,000 4,183,066
State Public School Building Authority , School District of Philadelphia (The) , Revenue ,
2016 A , Refunding , AGMC Insured , 5% , 6/01/32 ........................... 10,000,000 10,281,199
Westmoreland County Municipal Authority , Revenue , 2016 , Refunding , BAM Insured ,
5% , 8/15/42 ...................................................... 17,205,000 17,476,667
129,226,722
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. , Lifespan Obligated Group ,
Revenue , 2016 , Refunding , 5% , 5/15/39 ................................. 5,500,000 5,184,364
Rhode Island Housing and Mortgage Finance Corp. ,
Revenue, 10A, 6.5%, 4/01/27 ......................................... 130,000 130,225
Revenue, 15A, 6.85%, 10/01/24 ....................................... 120,000 120,262
Rhode Island Student Loan Authority ,
Revenue, Senior Lien, 2021 A, 5%, 12/01/27 ............................. 1,000,000 1,045,133
Revenue, Senior Lien, 2021 A, 5%, 12/01/29 ............................. 2,025,000 2,129,805
8,609,789
South Carolina 1.5%
City of Rock Hill ,
Combined Utility System, Revenue, 2016, 5%, 1/01/41 ...................... 7,690,000 7,853,453
Combined Utility System, Revenue, 2016, 5%, 1/01/47 ...................... 5,000,000 5,081,944
County of Greenwood ,
Self Regional Healthcare, Revenue, 2017, Refunding, 4%, 10/01/37 ............ 8,465,000 7,735,139
Self Regional Healthcare, Revenue, 2017, Refunding, 4%, 10/01/39 ............ 1,195,000 1,065,438
d
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.75% , 11/01/36 ................................ 1,270,000 938,389
South Carolina Jobs-Economic Development Authority ,
d
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 23,630,000 17,495,642
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 22,470,000 16,619,783
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-2, 4.75%, 12/01/26 ........... 2,115,000 1,887,812
d
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn ., 6/01/37 17,900,000 10,803,951
d
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn ., 6/01/52 32,000,000 17,940,813
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/43 ...... 10,000,000 9,711,110
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/48 ...... 15,000,000 14,257,212
South Carolina Ports Authority ,
Revenue, 2018, 5%, 7/01/48 ......................................... 10,000,000 9,775,310
Revenue, 2019 B, 5%, 7/01/54 ........................................ 10,365,000 10,006,502

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
Spartanburg Regional Health Services District ,
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/37 ........................................ $ 1,415,000 $ 1,286,743
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/39 ........................................ 1,410,000 1,250,617
133,709,858
South Dakota 0.9%
County of Lincoln , Augustana College Association (The) , Revenue , 2021 A , Refunding ,
4% , 8/01/61 ...................................................... 4,855,000 3,250,462
Huron School District No. 2-2 , GO , 2013 , Refunding , 5% , 6/15/39 ...............
4,000,000 4,078,131
South Dakota Health & Educational Facilities Authority ,
Revenue, 2015 A, Refunding, 5%, 8/01/38 ............................... 3,475,000 3,571,776
Avera Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ......... 10,000,000 8,715,320
Avera Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/46 ......... 36,050,000 35,114,553
Monument Health Obligated Group, Revenue, 2017, 4%, 9/01/37 .............. 10,920,000 9,786,517
Monument Health Obligated Group, Revenue, 2017, 5%, 9/01/40 .............. 10,000,000 9,928,512
South Dakota State Building Authority , Revenue , 2017 A , Refunding , 5% , 6/01/42 ...
5,450,000 5,641,303
80,086,574
Tennessee 3.1%
Chattanooga Health Educational & Housing Facility Board , CDFI Phase I LLC ,
Revenue , 2015 , Refunding , 5% , 10/01/35 ................................ 1,000,000 961,305
City of Chattanooga , Electric , Revenue , 2015 C , Refunding , 5% , 9/01/40 ..........
2,750,000 2,803,512
City of Germantown ,
GO, 2017, 4%, 8/01/43 ............................................. 2,330,000 2,158,366
GO, 2017, 4%, 8/01/45 ............................................. 2,525,000 2,302,090
City of Jackson ,
West Tennessee Healthcare Obligated Group, Revenue, 2015, 5%, 4/01/36 ...... 3,885,000 3,798,045
West Tennessee Healthcare Obligated Group, Revenue, 2015, Pre-Refunded, 5%,
4/01/36 ........................................................ 115,000 119,110
West Tennessee Healthcare Obligated Group, Revenue, 2015, 4%, 4/01/41 ...... 24,265,000 20,125,617
West Tennessee Healthcare Obligated Group, Revenue, 2015, Pre-Refunded, 4%,
4/01/41 ........................................................ 735,000 743,876
West Tennessee Healthcare Obligated Group, Revenue, 2018 A, 5%, 4/01/41 .... 2,255,000 2,128,169
West Tennessee Healthcare Obligated Group, Revenue, 2018 A, Pre-Refunded, 5%,
4/01/41 ........................................................ 115,000 124,044
City of Knoxville , Wastewater System , Revenue , 2015 A , Refunding , 4% , 4/01/42 ...
5,000,000 4,587,516
City of Memphis ,
Electric System, Revenue, 2020 A, 3%, 12/01/42 .......................... 2,470,000 1,828,289
Gas, Revenue, 2017, 4%, 12/01/36 .................................... 1,000,000 974,432
Gas, Revenue, 2020, 3%, 12/01/42 .................................... 1,000,000 746,167
City of Portland , Water & Sewer , Revenue , 2020 , AGMC Insured , 3% , 4/01/45 ......
1,775,000 1,244,108
County of Coffee , GO , 2019 , Refunding , 4% , 6/01/44 ........................
2,760,000 2,433,473
County of Hamilton , GO , 2020 A , Refunding , 4% , 1/01/51 .....................
1,000,000 883,836
County of Maury , GO , 2015 , Refunding , 4% , 4/01/34 .........................
1,775,000 1,739,671
County of Wilson , GO , 2017 A , 4% , 4/01/42 ................................
5,000,000 4,587,516
Hallsdale -Powell Utility District , Revenue , 2019 , Refunding , 4% , 4/01/39 ..........
1,380,000 1,263,865
Harpeth Valley Utilities District of Davidson and Williamson Counties ,
Revenue, 2014, 5%, 9/01/44 ......................................... 4,400,000 4,444,754
Revenue, 2020, 4%, 9/01/50 ......................................... 500,000 431,401
Industrial Development Board of The City of Kingsport Tennessee (The) , Model City II
LP , Revenue , 2009 , GNMA Insured , 5.5% , 7/20/39 ......................... 2,995,000 2,995,345
Johnson City Health & Educational Facilities Board , Ballad Health Obligated Group ,
Revenue , 1998 , NATL Insured , ETM, 5.25% , 7/01/28 ....................... 8,500,000 8,917,404
Knox Chapman Utility District of Knox County , Revenue , 2012 , Refunding , 4% , 1/01/40
4,000,000 3,636,572

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Knox County Health Educational & Housing Facility Board ,
Covenant Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/42 .... $ 18,000,000 $ 17,576,429
Covenant Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/47 .... 22,815,000 22,046,568
University Health System Obligated Group, Revenue, 2016, Refunding, 5%, 9/01/47 3,000,000 2,830,083
University Health System Obligated Group, Revenue, 2017, Refunding, 5%, 4/01/36 2,250,000 2,253,092
Madison Suburban Utility District , Revenue , 2021 , 3% , 2/01/45 .................
1,000,000 690,367
Memphis-Shelby County Airport Authority ,
Revenue, 2018, 5%, 7/01/43 ......................................... 10,000,000 9,551,066
Revenue, 2018, 5%, 7/01/47 ......................................... 11,000,000 10,436,308
Revenue, 2021 A, 5%, 7/01/40 ........................................ 3,000,000 2,897,129
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/45 ....... 3,500,000 2,683,395
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/55 ....... 9,015,000 6,447,186
Trevecca Nazarene University, Revenue, 2021 B, 4%, 10/01/41 ............... 1,050,000 832,279
Trevecca Nazarene University, Revenue, 2021 B, 4%, 10/01/51 ............... 6,860,000 4,968,684
Vanderbilt University Medical Center Obligated Group, Revenue, 2016 A, 5%,
7/01/40 ........................................................ 5,000,000 4,890,229
Metropolitan Government of Nashville & Davidson County ,
Electric, Revenue, 2014 A, 5%, 5/15/39 ................................. 4,000,000 4,046,192
Sports Authority, Revenue, 2013 A, Pre-Refunded, 5%, 8/01/38 ............... 3,000,000 3,040,510
Water & Sewer, Revenue, 2017 A, 5%, 7/01/46 ........................... 12,855,000 13,142,978
Water & Sewer, Revenue, 2017 B, 5%, 7/01/42 ........................... 21,645,000 22,236,672
Water & Sewer, Revenue, 2017 B, 5%, 7/01/46 ........................... 15,925,000 16,281,752
Metropolitan Nashville Airport Authority (The) ,
Revenue, 2019 B, 5%, 7/01/44 ........................................ 20,000,000 19,201,120
Revenue, 2019 B, 4%, 7/01/49 ........................................ 3,000,000 2,371,638
Revenue, 2019 B, 5%, 7/01/49 ........................................ 10,500,000 9,984,352
Shelby County Health Educational & Housing Facilities Board ,
Methodist Le Bonheur Healthcare Obligated Group, Revenue, 2017 A, 5%, 5/01/36 4,000,000 4,086,140
Rhodes College, Revenue, 2015, 5%, 8/01/45 ............................ 1,700,000 1,728,717
Rhodes College, Revenue, 2017, Refunding, 4%, 8/01/40 ................... 3,000,000 2,772,879
South Blount County Utility District , Revenue , 2019 , Refunding , 3% , 12/01/39 ......
2,015,000 1,535,068
Tennessee Housing Development Agency ,
Revenue, 2013 1-C, 4%, 7/01/43 ...................................... 805,000 745,818
Revenue, 2017-3, 3.65%, 7/01/47 ..................................... 625,000 595,215
Revenue, 2018-2, Refunding, 3.85%, 7/01/42 ............................. 1,025,000 975,764
Revenue, 2018-4, Refunding, 4%, 7/01/43 ............................... 5,745,000 5,593,914
West Knox Utility District , Revenue , 2016 , Refunding , 5% , 6/01/41 ..............
1,000,000 1,010,815
West Wilson Utility District of Wilson County Tennessee , Revenue , 2015 , Refunding ,
5% , 6/01/40 ...................................................... 1,545,000 1,572,957
White House Utility District , Revenue , 2020 , Refunding , 3% , 1/01/34 .............
820,000 708,077
Williamson County HB & TS Utility District , Revenue , 2020 , Refunding , 3% , 9/01/44 .
1,200,000 851,236
Wilson County Tenth Special School District , GO , 2019 , 5% , 4/01/44 .............
2,500,000 2,581,247
279,144,359
Texas 9.7%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 4% , 10/01/50 ................ 5,510,000 4,433,836
Aubrey Independent School District , GO , 2022 , PSF Guaranty , 4% , 2/15/52 ........
7,500,000 6,489,884
Central Texas Turnpike System ,
Revenue, 2015 B, Refunding, 5%, 8/15/37 ............................... 10,000,000 10,188,069
Revenue, 2015 C, Refunding, 5%, 8/15/37 ............................... 5,000,000 5,033,888
Revenue, 2015 C, Refunding, 5%, 8/15/42 ............................... 20,000,000 20,068,018
City of Arlington , Special Tax, Senior Lien , 2018 A , AGMC Insured , 4% , 2/15/44 .....
20,000,000 17,001,586

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Austin ,
Electric Utility, Revenue, 2015 A, Refunding, 5%, 11/15/45 ................... $ 10,000,000 $ 10,155,099
Water & Wastewater System, Revenue, 2013 A, Refunding, 5%, 11/15/38 ....... 20,000,000 20,192,636
d
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.625%, 11/01/39 ................................................ 1,405,000 1,258,766
d
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.75%, 11/01/48 ................................................. 2,450,000 2,112,282
d
City of Celina , Sutton Fields II Public Improvement District , Special Assessment , 144A,
2019 , 4.25% , 9/01/49 ............................................... 3,065,000 2,409,106
City of Corpus Christi ,
Utility System, Revenue, Junior Lien, 2013, Pre-Refunded, 5%, 7/15/38 ......... 6,000,000 6,072,465
Utility System, Revenue, Junior Lien, 2013, Pre-Refunded, 5%, 7/15/43 ......... 7,000,000 7,084,542
Utility System, Revenue, Junior Lien, 2015 A, 5%, 7/15/40 ................... 13,200,000 13,506,761
City of Laredo , Waterworks & Sewer System , Revenue , 2016 , Refunding , 4% , 3/01/41
9,690,000 8,718,468
City of Leander ,
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/38 .................................................. 1,275,000 948,378
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/44 .................................................. 1,460,000 991,603
d
City of Royse City ,
Waterscape Public Improvement District, Special Assessment, 144A, 2017, 5%,
9/15/48 ........................................................ 2,700,000 2,410,641
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.375%,
9/15/39 ........................................................ 610,000 533,560
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.5%,
9/15/48 ........................................................ 1,260,000 1,047,545
City of San Marcos , Electric Utility System , Revenue , 2013 , Pre-Refunded , BAM
Insured , 5% , 11/01/33 .............................................. 6,300,000 6,300,000
Clifton Higher Education Finance Corp. ,
International Leadership of Texas, Inc., Revenue, 2022, PSF Guaranty, 4%, 8/15/42 2,150,000 1,949,406
International Leadership of Texas, Inc., Revenue, 2022, PSF Guaranty, 5%, 8/15/47 11,500,000 11,779,122
Community Independent School District , GO , 2022 B , PSF Guaranty , 4% , 2/15/50 ...
2,750,000 2,424,632
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, First Lien, 2021 A, 4%, 10/01/50 ..... 1,640,000 1,198,938
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/32 .... 90,000 96,046
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/33 .... 100,000 106,040
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/34 .... 100,000 105,630
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/35 .... 85,000 89,492
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/36 .... 85,000 89,381
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/41 .... 600,000 529,402
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/46 .... 700,000 595,667
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/50 .... 650,000 543,688
Dallas Fort Worth International Airport , Revenue , 2013 D , Refunding , 5.25% , 11/01/32
10,000,000 10,122,261
Del Valle Independent School District , GO , 2022 , PSF Guaranty , 4% , 6/15/47 ......
7,500,000 6,696,296
d
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 33,800,000 23,320,878
Forney Independent School District , GO , 2015 , Refunding , PSF Guaranty , 5% , 8/15/37
15,000,000 15,527,337
Frisco Independent School District , GO , 2016 , PSF Guaranty , 5% , 8/15/46 ........
20,000,000 20,711,916
Goose Creek Consolidated Independent School District , GO , 2013 , Pre-Refunded , PSF
Guaranty , 5% , 2/15/38 .............................................. 45,000 45,239
Grand Parkway Transportation Corp. ,
Revenue, 2013 B, Zero Cpn ., 10/01/45 .................................. 10,000,000 10,182,674
Revenue, 2018 A, 5%, 10/01/48 ....................................... 7,720,000 7,885,336
Gulf Coast Authority , Waste Management, Inc. , Revenue , 2003 B , 1.5% , 5/01/28 ....
2,000,000 1,673,164
Harris County Cultural Education Facilities Finance Corp. , Houston Methodist Hospital
Obligated Group , Revenue , 2015 , 5% , 12/01/45 ........................... 30,000,000 29,524,179

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Harris County Toll Road Authority (The) , Revenue, Senior Lien , 2018 A , Refunding , 5% ,
8/15/43 ......................................................... $ 6,000,000 $ 6,218,887
Harris County-Houston Sports Authority ,
Revenue, Senior Lien, 2020 A, Refunding, AGMC Insured, 3.125%, 11/15/56 ..... 5,000,000 3,195,293
Revenue, Third Lien, 2004 A-3, NATL Insured, Zero Cpn ., 11/15/37 ............ 6,300,000 2,625,824
Hidalgo County Regional Mobility Authority , Revenue, Senior Lien , 2013 , Pre-
Refunded , 5% , 12/01/43 ............................................. 5,000,000 5,090,192
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2021 ,
4% , 10/01/51 ..................................................... 3,800,000 2,801,943
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2.375%, 9/01/31 .......................................... 165,000 126,934
GO, 2021, 2.375%, 9/01/32 .......................................... 170,000 127,276
GO, 2021, 2.375%, 9/01/33 .......................................... 170,000 123,915
GO, 2021, 2.5%, 9/01/34 ............................................ 180,000 129,668
GO, 2021, 2.5%, 9/01/36 ............................................ 370,000 254,754
GO, 2021, 2.625%, 9/01/38 .......................................... 385,000 259,323
GO, 2021, 3%, 9/01/41 ............................................. 375,000 252,658
GO, 2021, 3%, 9/01/46 ............................................. 750,000 467,883
GO, 2021, 3%, 9/01/51 ............................................. 1,265,000 756,262
d
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 12,625,000 8,858,989
Lamar Consolidated Independent School District , GO , 2018 , PSF Guaranty , 5% ,
2/15/43 ......................................................... 30,000,000 31,071,759
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2013 A, Refunding, 5%, 5/15/36 ... 10,000,000 10,069,006
LCRA Transmission Services Corp., Revenue, 2018, Refunding, 5%, 5/15/43 ..... 10,000,000 10,124,424
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-Cain Hall Redevelopment I LLC, Revenue, 2016 A-1, 5%, 4/01/46 ........ 6,000,000 6,126,123
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 10,000,000 8,500,000
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/39 ....................................................... 5,650,000 4,995,930
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/49 ....................................................... 11,470,000 9,543,794
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/54 ....................................................... 230,000 187,672
Westminster Manor, Revenue, 2021, 4%, 11/01/49 ......................... 14,400,000 10,743,304
Newark Higher Education Finance Corp. , Abilene Christian University , Revenue , 2022
A , Refunding , 4% , 4/01/57 ........................................... 5,000,000 3,791,222
North East Texas Regional Mobility Authority , Revenue, Senior Lien , 2016 A , 5% ,
1/01/41 ......................................................... 16,750,000 15,661,769
North Harris County Regional Water Authority ,
Revenue, Senior Lien, 2016, Refunding, 4%, 12/15/41 ...................... 10,000,000 9,065,929
Revenue, Senior Lien, 2016, Refunding, 5%, 12/15/46 ...................... 18,460,000 18,892,381
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, 2015 A, Refunding, 5%, 1/01/35 ......... 10,000,000 10,147,103
North Texas Tollway System, Revenue, 2015 A, Refunding, 5%, 1/01/38 ......... 10,000,000 10,072,874
North Texas Tollway System, Revenue, First Tier, 2017 A, Refunding, 5%, 1/01/43 . 20,000,000 20,051,484
North Texas Tollway System, Revenue, First Tier, 2017 A, Refunding, 5%, 1/01/48 . 33,500,000 33,575,653
North Texas Tollway System, Revenue, First Tier, I, Pre-Refunded, 6.5%, 1/01/43 .. 25,000,000 26,591,990
North Texas Tollway System, Revenue, Second Tier, 2017 B, Refunding, 5%, 1/01/48 10,000,000 9,888,619
North Texas Tollway System, Revenue, Second Tier, 2018, Refunding, 5%, 1/01/48 25,250,000 24,968,763
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn ., 9/01/37 .... 7,500,000 3,460,308
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn ., 9/01/43 .... 7,500,000 2,205,419
Special Projects System, Revenue, 2011 C, Pre-Refunded, 6.75%, 9/01/45 ...... 25,000,000 30,890,478
Port Freeport , Revenue, Senior Lien , 2019 A , 5% , 6/01/49 .....................
4,000,000 4,020,490
San Antonio Education Facilities Corp. ,
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/46 ...... 13,705,000 10,637,737

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
San Antonio Education Facilities Corp., (continued)
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/51 ...... $ 3,765,000 $ 2,824,604
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/54 ...... 1,035,000 755,987
San Antonio Public Facilities Corp. , City of San Antonio , Revenue , 2012 , Refunding ,
4% , 9/15/42 ...................................................... 36,500,000 31,459,357
San Antonio Water System ,
Revenue, Junior Lien, 2018 A, Refunding, 5%, 5/15/43 ...................... 12,000,000 12,343,376
Revenue, Junior Lien, 2018 A, Refunding, 5%, 5/15/48 ...................... 10,000,000 10,169,698
San Jacinto River Authority ,
Revenue, 2011, AGMC Insured, 5%, 10/01/32 ............................ 5,000,000 5,000,851
Revenue, 2011, AGMC Insured, 5%, 10/01/37 ............................ 3,000,000 3,000,264
Southwest Higher Education Authority, Inc. , Southern Methodist University , Revenue ,
2013 A , 5% , 10/01/38 ............................................... 24,380,000 24,555,577
Tarrant County Cultural Education Facilities Finance Corp. ,
CHRISTUS Health Obligated Group, Revenue, 2018 B, 5%, 7/01/43 ........... 10,000,000 9,895,892
CHRISTUS Health Obligated Group, Revenue, 2022 A, 4%, 7/01/53 ............ 3,100,000 2,475,217
e
CHRISTUS Health Obligated Group, Revenue, 2022 A, 5%, 7/01/53 ............ 15,000,000 14,203,163
Cook Children's Medical Center Obligated Group, Revenue, 2013 A, Refunding,
5.25%, 12/01/39 ................................................. 10,000,000 10,094,197
Hendrick Medical Center Obligated Group, Revenue, 2013, Pre-Refunded, 5.5%,
9/01/43 ........................................................ 5,350,000 5,444,830
Texas Health Resources Obligated Group, Revenue, 2015 A, 5%, 11/15/52 ...... 5,000,000 4,809,011
Texas Health Resources Obligated Group, Revenue, 2016 A, Refunding, 5%, 2/15/41 15,165,000 15,178,025
Tarrant County Health Facilities Development Corp. , Texas Health Resources Obligated
Group , Revenue , 1994 , NATL Insured , ETM, 6% , 9/01/24 .................... 1,825,000 1,888,309
Tarrant County Health Facilities Development Corp. ,
Texas Health Resources Obligated Group, Revenue, 1994, NATL Insured, ETM, 6%,
9/01/24 ........................................................ 1,825,000 1,888,309
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2021, Refunding, 5%, 12/15/28 ................................ 12,715,000 12,888,950
Revenue, 2021, Refunding, 5%, 12/15/31 ................................ 7,250,000 7,292,761
Revenue, 2021, Refunding, 5%, 12/15/32 ................................ 2,750,000 2,752,938
Texas Transportation Commission ,
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn ., 8/01/48 ...... 6,250,000 1,250,381
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn ., 8/01/49 ...... 5,000,000 935,127
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn ., 8/01/50 ...... 5,500,000 963,875
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 4%,
10/15/43 ....................................................... 25,000,000 22,991,617
State Water Implementation Revenue Fund for Texas, Revenue, 2022, 5%, 10/15/47 16,050,000 16,665,550
d
Town of Little Elm ,
Valencia Public Improvement District, Special Assessment, 144A, 2021, 3.125%,
9/01/41 ........................................................ 708,000 476,051
Valencia Public Improvement District, Special Assessment, 144A, 2021, 4%, 9/01/47 831,000 635,407
West Travis County Public Utility Agency , Revenue , 2017 , Refunding , BAM Insured ,
4% , 8/15/41 ...................................................... 5,000,000 4,339,698
Westside 211 Special Improvement District ,
GO, Sub. Lien, 2021, 3%, 8/15/41 ..................................... 790,000 549,428
GO, Sub. Lien, 2021, 3%, 8/15/45 ..................................... 615,000 403,901
GO, Sub. Lien, 2021, 3%, 8/15/51 ..................................... 1,570,000 980,844
875,952,775
Utah 0.9%
Central Utah Water Conservancy District ,
Revenue, 2017 B, Refunding, 4%, 10/01/37 .............................. 2,600,000 2,466,320
Revenue, 2017 B, Refunding, 4%, 10/01/38 .............................. 10,000,000 9,345,350

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah (continued)
City of Salt Lake City ,
Airport, Revenue, 2017 A, 5%, 7/01/47 .................................. $ 11,140,000 $ 10,627,637
Airport, Revenue, 2018 A, 5%, 7/01/48 .................................. 13,860,000 13,207,683
Airport, Revenue, 2018 A, 5.25%, 7/01/48 ............................... 10,000,000 9,876,470
Airport, Revenue, 2021 A, 5%, 7/01/51 .................................. 5,000,000 4,748,287
Jordan Valley Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/41
6,000,000 5,370,283
University of Utah (The) , Revenue , 2022 A , 5% , 8/01/46 ......................
9,645,000 10,081,305
Utah Infrastructure Agency ,
Revenue, 2021, 3%, 10/15/26 ........................................ 550,000 511,180
Revenue, 2021, 4%, 10/15/28 ........................................ 350,000 329,825
Revenue, 2021, 4%, 10/15/32 ........................................ 540,000 479,502
Revenue, 2021, 4%, 10/15/38 ........................................ 500,000 405,834
Revenue, 2021, 4%, 10/15/41 ........................................ 1,450,000 1,134,974
Revenue, 2021, 3%, 10/15/45 ........................................ 2,000,000 1,194,840
Revenue, 2022, 5%, 10/15/37 ........................................ 1,200,000 1,138,601
Revenue, 2022, 5%, 10/15/46 ........................................ 3,650,000 3,256,610
Utah Municipal Power Agency , Revenue , 2016 B , 5% , 7/01/38 ..................
10,000,000 10,349,506
84,524,207
Vermont 0.1%
Vermont Educational & Health Buildings Financing Agency ,
President & Fellows of Middlebury College, Revenue, 2020, Refunding, 5%, 11/01/49 4,000,000 4,093,060
University of Vermont Health Network Obligated Group, Revenue, 2016 A,
Refunding, 5%, 12/01/36 ........................................... 5,000,000 5,067,979
9,161,039
Virginia 0.5%
Amelia County Industrial Development Authority , Waste Management, Inc. , Revenue ,
2002 , Refunding , 1.45% , 4/01/27 ...................................... 2,350,000 2,037,599
Hampton Roads Transportation Accountability Commission , Revenue, Senior Lien ,
2020 A , 5% , 7/01/60 ................................................ 19,000,000 19,529,393
Virginia Commonwealth Transportation Board , Revenue , 2019 , 4% , 5/15/41 .......
13,585,000 12,716,391
Virginia Resources Authority , Revenue , 2012 A , 5% , 11/01/39 ..................
70,000 70,076
Virginia Small Business Financing Authority ,
Capital Beltway Express LLC, Revenue, Senior Lien, 2022, Refunding, 5%, 12/31/57 7,500,000 7,069,520
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/39 ........................................................ 5,520,000 4,690,959
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/51 .................................................... 4,000,000 3,177,046
49,290,984
Washington 2.5%
c
Align Capital Trust , Revenue , 2020-4A , Mandatory Put , 3.75% , 1/01/26 ........... 10,482,247 9,563,103
City of Seattle ,
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/36 ............ 22,170,000 21,627,571
Municipal Light & Power, Revenue, 2018 A, 4%, 1/01/42 ..................... 10,855,000 9,850,050
County of King , Sewer , Revenue , 2017 , Refunding , 5% , 7/01/49 ................
12,000,000 12,329,831
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 ..............
34,480,000 30,541,446
NJB Properties , Revenue , 2006 A , 5% , 12/01/36 ............................
5,000 5,007
Port of Seattle ,
Revenue, 2018 A, 5%, 5/01/38 ........................................ 15,000,000 15,133,079
Revenue, 2019, 4%, 4/01/44 ......................................... 4,000,000 3,227,744
Revenue, 2021 C, Refunding, 5%, 8/01/46 ............................... 11,915,000 11,401,469
University of Washington , Revenue , 2018 , 5% , 4/01/48 .......................
29,450,000 30,188,270

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington Health Care Facilities Authority ,
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/45 ........................................................ $ 2,610,000 $ 2,170,381
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/50 ........................................................ 3,000,000 2,850,344
d
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 5%,
12/01/29 ....................................................... 250,000 261,689
d
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 5%,
12/01/30 ....................................................... 265,000 276,160
d
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 5%,
12/01/33 ....................................................... 250,000 252,878
d
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 3%,
12/01/34 ....................................................... 300,000 243,745
d
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 4%,
12/01/40 ....................................................... 870,000 752,090
d
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 4%,
12/01/45 ....................................................... 1,200,000 996,760
d
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 4%,
12/01/48 ....................................................... 910,000 740,661
Multicare Health System Obligated Group, Revenue, 2017 B, Refunding, 4%, 8/15/41 25,000,000 21,733,693
Providence St. Joseph Health Obligated Group, Revenue, 2012 A, 5%, 10/01/42 .. 10,175,000 10,176,608
Providence St. Joseph Health Obligated Group, Revenue, 2014 D, 5%, 10/01/41 .. 9,685,000 9,507,278
Providence St. Joseph Health Obligated Group, Revenue, 2014 D, Pre-Refunded,
5%, 10/01/41 ................................................... 315,000 323,473
Washington Higher Education Facilities Authority , Seattle Pacific University , Revenue ,
2020 A , Refunding , 5% , 10/01/42 ...................................... 3,800,000 3,622,540
Washington State Convention Center Public Facilities District , Lodging Tax , Revenue ,
2021 B , Refunding , 4% , 7/01/43 ....................................... 14,855,000 11,854,611
Washington State Housing Finance Commission ,
Revenue, 2021-1, A, 3.5%, 12/20/35 ................................... 21,552,483 18,225,956
d
Madison at Rivers Edge Apartments LLC, Revenue, 144A, 2021 A, 3.65%, 1/01/37 2,965,000 2,192,409
230,048,846
West Virginia 0.7%
Berkeley County Public Service Sewer District , Revenue , 2016 B , Refunding , BAM
Insured , 5% , 6/01/36 ............................................... 1,000,000 1,041,737
West Virginia Hospital Finance Authority ,
Cabell Huntington Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%,
1/01/43 ........................................................ 13,250,000 12,321,753
Charleston Area Medical Center, Inc. Obligated Group, Revenue, 2019 A, Refunding,
5%, 9/01/38 .................................................... 3,040,000 2,984,685
West Virginia United Health System Obligated Group, Revenue, 2017 A, 5%, 6/01/47 17,190,000 16,266,228
West Virginia United Health System Obligated Group, Revenue, 2018 A, 5%, 6/01/52 20,700,000 19,355,216
West Virginia Water Development Authority ,
Revenue, 2016 A, Refunding, 5%, 10/01/36 .............................. 5,000,000 5,212,728
Revenue, 2016 A, Refunding, 5%, 10/01/45 .............................. 5,435,000 5,636,209
62,818,556
Wisconsin 3.1%
Public Finance Authority ,
d
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 21,085,631 15,609,963
2017 IAVF Rubix LLC, Revenue, 2020 A, 4.25%, 12/01/50 ................... 3,750,000 2,684,813
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 5%,
11/15/41 ....................................................... 1,205,000 1,134,424
d
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 39,000,000 28,661,030
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/46 ........................................................ 5,075,000 3,900,718

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/51 ........................................................ $ 5,705,000 $ 4,174,066
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/56 ........................................................ 2,250,000 1,611,354
Blue Ridge Healthcare Obligated Group, Revenue, 2020 A, Refunding, 3%, 1/01/50 2,185,000 1,372,616
CFC-SA LLC, Revenue, Senior Lien, 2022 A, 5%, 2/01/62 ................... 10,000,000 8,209,768
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/41 .......... 1,000,000 782,621
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/61 .......... 10,000,000 6,738,898
c
Duke Energy Progress LLC, Revenue, 2022 B, Refunding, Mandatory Put, 4%,
10/01/30 ....................................................... 2,200,000 2,142,324
d
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 42,800,000 42,662,351
d
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 A, 3.8%, 12/01/37 24,375,000 18,735,841
RED River Valley Alliance LLC, Revenue, 2021, 4%, 3/31/56 ................. 21,750,000 14,956,735
Renown Regional Medical Center, Revenue, 2020 A, Refunding, 4%, 6/01/45 ..... 14,000,000 11,729,886
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/39 ............................................ 4,755,000 3,993,435
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/41 ............................................ 5,145,000 4,240,083
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/46 ............................................ 11,980,000 9,363,676
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/51 ............................................ 2,000,000 1,518,821
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/41 ............ 1,280,000 1,034,444
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/51 ............ 10,000 7,406
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/61 ............ 6,000,000 4,207,604
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/41 ........................................... 1,010,000 812,780
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/51 ........................................... 2,185,000 1,600,253
c,d
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-2, Mandatory Put,
4%, 12/01/35 ................................................... 29,600,000 22,736,870
Wisconsin Center District , Revenue, Junior Lien , 2020 D , AGMC Insured , Zero Cpn .,
12/15/45 ........................................................ 20,000,000 5,837,978
Wisconsin Health & Educational Facilities Authority ,
Ascension Health Credit Group, Revenue, 2013 B-2, 4%, 11/15/43 ............. 12,045,000 10,172,445
Children's Hospital of Wisconsin Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 15,000,000 13,206,045
Marshfield Clinic Health System Obligated Group, Revenue, 2017 C, Refunding, 5%,
2/15/47 ........................................................ 20,000,000 19,165,650
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/47 .................................................... 5,200,000 3,740,552
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/57 .................................................... 1,400,000 940,167
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/36 ........................................................ 530,000 453,996
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/41 ........................................................ 510,000 416,166
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/45 ........................................................ 475,000 369,443
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/36 ........................................................ 775,000 653,799
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/41 ........................................................ 770,000 616,779
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/45 ........................................................ 650,000 495,343
Thedacare , Inc. Obligated Group, Revenue, 2019, Refunding, 4%, 12/15/37 ...... 5,135,000 4,626,985
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/46 ...... 895,000 702,038

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/51 ...... $ 1,335,000 $ 1,012,643
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/55 ...... 1,760,000 1,305,667
278,338,476
U.S. Territories 3.2%
District of Columbia 2.2%
District of Columbia ,
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/24 ..................... 12,120,000 12,137,152
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/25 ..................... 7,000,000 7,006,989
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/26 ..................... 9,950,000 9,959,526
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/42 .......... 20,660,000 20,663,754
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/47 .......... 24,985,000 24,402,864
Catholic University of America (The), Revenue, 2018, Refunding, 5%, 10/01/43 ... 4,000,000 3,963,256
Children's National Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
7/15/40 ........................................................ 6,830,000 6,797,154
International School Obligated Group, Revenue, 2019, 5%, 7/01/49 ............ 1,000,000 897,351
International School Obligated Group, Revenue, 2019, 5%, 7/01/54 ............ 1,905,000 1,684,053
Tobacco Settlement Financing Corp., Revenue, 2001, 6.5%, 5/15/33 ........... 4,590,000 4,669,415
Water & Sewer Authority, Revenue, Senior Lien, 2018 A, 5%, 10/01/49 .......... 25,000,000 25,705,915
Metropolitan Washington Airports Authority ,
Aviation, Revenue, 2018 A, Refunding, 5%, 10/01/48 ....................... 10,275,000 9,957,659
Aviation, Revenue, 2019 A, Refunding, 5%, 10/01/49 ....................... 24,750,000 23,700,122
Dulles Toll Road, Revenue, Second Lien, 2009 C, Pre-Refunded, AGMC Insured,
6.5%, 10/01/41 .................................................. 25,000,000 27,808,613
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/49 ........ 13,555,000 10,931,587
Washington Metropolitan Area Transit Authority , Dedicated , Revenue , 2021 A , 4% ,
7/15/43 ......................................................... 12,775,000 11,281,143
201,566,553
Puerto Rico 1.0%
PR Custodial Trust , Revenue , 2002 A , 5.5% , 7/01/29 .........................
3,614,380 3,636,905
Puerto Rico Electric Power Authority ,
g
Revenue, 2012 A, 5%, 7/01/42 ........................................ 18,925,000 14,241,062
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 5,780,000 5,675,309
g
Revenue, XX, 5.25%, 7/01/40 ........................................ 15,000,000 11,287,500
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 2,725,000 2,643,144
Revenue, 2007 N, Refunding, AGMC, FGIC Insured, 5.25%, 7/01/39 ........... 160,000 154,542
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/28 .................... 2,500,000 2,541,213
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 2,385,000 2,320,877
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/36 ................... 11,980,000 11,620,135
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 7,430,000 7,214,116
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 14,485,000 13,956,654
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 3,900,000 4,038,987
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 7,346,000 6,317,473
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 5,593,000 4,631,951
90,279,868
Total U.S. Territories .................................................................... 291,846,421
Total Municipal Bonds (Cost $9,854,512,000) ...................................
8,931,954,826
Total Long Term Investments (Cost $9,868,267,733) .............................
8,945,289,956
a
a a a a

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 0.1%
a a
Principal
Amount
a
Value
Municipal Bonds 0.1%
New York 0.0%
†
h
Metropolitan Transportation Authority , Dedicated Tax Fund , Revenue , 2008 A-1 ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 1.6% , 11/01/31 ............ $ 2,300,000 $ 2,300,000
h
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 1.64% , 1/01/34 2,000,000 2,000,000
4,300,000
Oregon 0.0%
†
h
Oregon State Facilities Authority ,
PeaceHealth Obligated Group, Revenue, 2018 A, Refunding, LOC US Bank NA,
Daily VRDN and Put, 1.64%, 8/01/34 ................................. 1,200,000 1,200,000
PeaceHealth Obligated Group, Revenue, 2018 B, Refunding, LOC TD Bank NA,
Daily VRDN and Put, 1.61%, 8/01/34 ................................. 1,500,000 1,500,000
2,700,000
Pennsylvania 0.0%
†
h
Delaware County Industrial Development Authority , United Parcel Service, Inc. ,
Revenue , 2015 , Refunding , Daily VRDN and Put , 1.73% , 9/01/45 .............. 2,500,000 2,500,000
Virginia 0.1%
h
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 1.62% ,
10/01/48 ........................................................ 3,700,000 3,700,000
Total Municipal Bonds (Cost $13,200,000) ......................................
13,200,000
Total Short Term Investments (Cost $13,200,000 ) ................................
13,200,000
a
Total Investments (Cost $9,881,467,733) 99.1% ..................................
$8,958,489,956
Other Assets, less Liabilities 0.9% .............................................
75,144,420
Net Assets 100.0% ...........................................................
$9,033,634,376
See Abbreviations on page 57 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(h) regarding investments in affiliated management investment companies.
b
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
c
The maturity date shown represents the mandatory put date.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2022, the aggregate value of these securities was $679,942,325, representing 7.5% of net assets.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
f
Security purchased on a when-issued basis. See Note 1(b).
g
See Note 7 regarding defaulted securities.
h
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
October 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Federal Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $9,879,212,000
Cost - Non-controlled affiliates (Note 3 h ) ........................................................ 2,255,733
Value - Unaffiliated issuers .................................................................. $8,956,654,826
Value - Non-controlled affiliates (Note 3 h ) ....................................................... 1,835,130
Cash .................................................................................... 17,264,795
Receivables:
Investment securities sold ................................................................... 21,861,075
Capital shares sold ........................................................................ 6,153,514
Interest ................................................................................. 123,304,529
Total assets .......................................................................... 9,127,073,869
Liabilities:
Payables:
Investment securities purchased .............................................................. 63,158,643
Capital shares redeemed ................................................................... 20,844,420
Management fees ......................................................................... 3,356,161
Distribution fees .......................................................................... 988,205
Transfer agent fees ........................................................................ 1,678,453
Trustees' fees and expenses ................................................................. 82
Distributions to shareholders ................................................................. 2,411,698
Accrued expenses and other liabilities ........................................................... 1,001,831
Total liabilities ......................................................................... 93,439,493
Net assets, at value ................................................................. $9,033,634,376
Net assets consist of:
Paid-in capital ............................................................................. $10,620,937,108
Total distributable earnings (losses) ............................................................. (1,587,302,732)
Net assets, at value ................................................................. $9,033,634,376

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
October 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Federal Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $1,744,820,685
Shares outstanding ........................................................................ 173,747,202
Net asset value per share
a
.................................................................. $10.04
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $10.43
Class A1:
Net assets, at value ....................................................................... $5,278,042,312
Shares outstanding ........................................................................ 525,558,056
Net asset value per share
a
.................................................................. $10.04
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $10.43
Class C:
Net assets, at value ....................................................................... $264,542,355
Shares outstanding ........................................................................ 26,362,857
Net asset value and maximum offering price per share
a
............................................. $10.04
Class R6:
Net assets, at value ....................................................................... $663,247,759
Shares outstanding ........................................................................ 65,997,435
Net asset value and maximum offering price per share ............................................. $10.05
Advisor Class:
Net assets, at value ....................................................................... $1,082,981,265
Shares outstanding ........................................................................ 107,730,991
Net asset value and maximum offering price per share ............................................. $10.05
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Operations
for the six months ended October 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Federal Tax-
Free Income
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 h ) ............................................................. $26,118
Interest:
Unaffiliated issuers ........................................................................ 194,100,377
Total investment income ................................................................... 194,126,495
Expenses:
Management fees (Note 3 a ) ................................................................... 22,109,056
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,339,210
    Class A1 ............................................................................... 2,951,643
    Class C ................................................................................ 1,006,553
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 687,529
    Class A1 ............................................................................... 2,167,645
    Class C ................................................................................ 113,688
    Class R6 ............................................................................... 82,097
    Advisor Class ............................................................................ 455,112
Custodian fees (Note 4 ) ...................................................................... 27,957
Reports to shareholders fees .................................................................. 129,103
Registration and filing fees .................................................................... 161,318
Professional fees ........................................................................... 64,735
Trustees' fees and expenses .................................................................. 55,034
Other .................................................................................... 773,703
Total expenses ......................................................................... 33,124,383
Expense reductions (Note 4 ) ............................................................... (36,949)
Expenses waived/paid by affiliates (Note 3 h and 3 f ) .............................................. (3,154)
Net expenses ......................................................................... 33,084,280
Net investment income ................................................................ 161,042,215
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (149,433,177)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (709,743,961)
Non-controlled affiliates (Note 3 h ) ........................................................... (158,115)
Net change in unrealized appreciation (depreciation) ............................................ (709,902,076)
Net realized and unrealized gain (loss) ............................................................ (859,335,253)
Net increase (decrease) in net assets resulting from operations .......................................... $(698,293,038)

Franklin Federal Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Federal Tax-Free Income Fund
Six Months Ended
October 31, 2022
(unaudited)
Year Ended
April 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $161,042,215 $310,875,375
Net realized gain (loss) ................................................. (149,433,177) (12,236,135)
Net change in unrealized appreciation (depreciation) ........................... (709,902,076) (1,316,689,075)
Net increase (decrease) in net assets resulting from operations ................ (698,293,038) (1,018,049,835)
Distributions to shareholders:
Class A ............................................................. (28,492,300) (50,616,434)
Class A1 ............................................................ (94,173,077) (183,188,514)
Class C ............................................................. (4,085,999) (9,318,428)
Class R6 ............................................................ (12,255,517) (12,467,766)
Advisor Class ........................................................ (20,350,577) (49,025,669)
Total distributions to shareholders .......................................... (159,357,470) (304,616,811)
Capital share transactions: (Note 2 )
Class A ............................................................. (9,515,867) 386,756,931
Class A1 ............................................................ (477,254,302) 113,876,079
Class C ............................................................. (50,278,109) (159,312,706)
Class R6 ............................................................ (35,930,478) 541,755,762
Advisor Class ........................................................ (195,139,157) (258,749,974)
Total capital share transactions ............................................ (768,117,913) 624,326,092
Net increase (decrease) in net assets ................................... (1,625,768,421) (698,340,554)
Net assets:
Beginning of period ..................................................... 10,659,402,797 11,357,743,351
End of period .......................................................... $9,033,634,376 $10,659,402,797

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Federal Tax-Free Income Fund  (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers five classes of shares: Class A, Class
A1, Class C, Class R6 and Advisor Class . Class C shares
automatically convert to Class A shares on a monthly basis , after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities
are valued within the range of the most recent quoted bid
and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest
and most representative market. Certain equity securities
are valued based upon fundamental characteristics or
relationships to similar securities.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued or Delayed
Delivery Basis
The Fund purchases securities on a when-issued or delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Fund will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of October 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
1. Organization and Significant Accounting Policies
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Six Months Ended
October 31, 2022
Year Ended
April 30, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 39,200,841 $419,507,156 57,323,954 $697,775,073
Shares issued in reinvestment of distributions .......... 2,509,527 26,669,912 3,971,105 47,710,353
Shares issued on reorganizatio n .................... — — 9,435,472 115,773,245
Shares redeemed ............................... (42,654,940) (455,692,935) (39,950,701) (474,501,740)
Net increase (decrease) .......................... (944,572) $(9,515,867) 30,779,830 $386,756,931
Class A1 Shares:
Shares sold ................................... 6,463,545 $69,064,582 15,054,327 $183,058,258
Shares issued in reinvestment of distributions .......... 7,829,670 83,283,288 13,599,254 163,664,895
Shares issued on reorganization .................... — — 49,975,706 613,201,912
Shares redeemed ............................... (58,909,903) (629,602,172) (70,691,180) (846,048,986)
Net increase (decrease) .......................... (44,616,688) $(477,254,302) 7,938,107 $113,876,079
Class C Shares:
Shares sold ................................... 1,464,911 $15,660,665 3,716,788 $45,280,773
Shares issued in reinvestment of distributions .......... 364,195 3,872,133 733,464 8,846,940
Shares issued on reorganization .................... — — 1,735,094 21,272,254
Shares redeemed
a
.............................. (6,547,223) (69,810,907) (19,274,981) (234,712,673)
Net increase (decrease) .......................... (4,718,117) $(50,278,109) (13,089,635) $(159,312,706)
Class R6 Shares:
Shares sold ................................... 8,478,295 $91,412,563 54,781,213 $651,782,854
Shares issued in reinvestment of distributions .......... 1,126,906 11,991,405 1,026,958 12,186,565
Shares issued on reorganization .................... — — 1,013,698 12,438,071
Shares redeemed ............................... (12,977,918) (139,334,446) (11,382,871) (134,651,728)
Net increase (decrease) .......................... (3,372,717) $(35,930,478) 45,438,998 $541,755,762
Advisor Class Shares:
Shares sold ................................... 19,500,398 $209,395,430 28,373,850 $343,733,860
Shares issued in reinvestment of distributions .......... 1,642,674 17,498,962 3,623,455 43,752,677
Shares issued on reorganization .................... — — 5,992,099 73,582,974
Shares redeemed ............................... (39,379,329) (422,033,549) (60,532,412) (719,819,485)
Net increase (decrease) .......................... (18,236,257) $(195,139,157) (22,543,008) $(258,749,974)
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended October 31, 2022, the annualized gross effective investment management fee rate was 0.440% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period :
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
During the period ended October 31, 2022, the Fund paid transfer agent fees of $3,506,071, of which $1,375,377 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of each class until August 31, 2023.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended October 31, 2022, these purchase and sale transactions aggregated $405,680,218 and $366,456,708, respectively, with net realized losses of
$12,155,693.
h. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended October 31, 2022, the Fund held investments in affiliated management investment companies as follows:
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $37,599
CDSC retained .............................................................................. $204,253
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended October 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2022, the capital loss carryforwards were as follows:
At October 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2022, aggregated
$1,488,560,870 and $2,010,787,900, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $ 1,993,245 $ — $ — $ — $ (158,115) $ 1,835,130 83,000 $ 26,118
Total Affiliated Securities ... $1,993,245 $— $— $— $(158,115) $1,835,130 $26,118
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $268,132,534
Long term ................................................................................ 257,221,748
Total capital loss carryforwards ............................................................... $525,354,282
a
a
Includes $90,841,159 from the merged Franklin Florida Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund and Franklin Tennessee Municipal Bond Fund,
which may be carried over to offset future capital gains, subject to certain limitations.
Cost of investments .......................................................................... $9,880,671,282
Unrealized appreciation ........................................................................ $77,437,898
Unrealized depreciation ........................................................................ (999,619,224)
Net unrealized appreciation (depreciation) .......................................................... $(922,181,326)
3. Transactions with Affiliates
(continued)
h. Investments in Affiliated Management Investment Companies
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At October
31, 2022, the aggregate value of these securities was $25,528,562, representing 0.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedure approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2022, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A summary of inputs used as of October 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 1,835,130 $ — $ — $ 1,835,130
Corporate Bonds ........................ — — 11,500,000 11,500,000
Municipal Bonds ......................... — 8,931,954,826 — 8,931,954,826
Short Term Investments ................... — 13,200,000 — 13,200,000
Total Investments in Securities ........... $1,835,130 $8,945,154,826 $11,500,000 $8,958,489,956
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SPA
Standby Purchase Agreement
11. Fair Value Measurements
(continued)

Franklin Federal Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Federal Tax-Free Income Fund
Shareholder Information

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Semiannual Report
Quarterly Schedule of Investments
The Fund files a complete Schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1116 S 12/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Federal Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.
N/A

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures
. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  December 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  December 22, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  December 22, 2022